As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07959

                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
               (Address of principal executive offices) (Zip code)

                                 ERIC M. BANHAZL
                              ADVISORS SERIES TRUST
                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
                     (Name and address of agent for service)

                                 (414) 765-6609
              (Registrant's telephone number, including area code)

Date of fiscal year end: NOVEMBER 30, 2007
                         -----------------

Date of reporting period: MAY 31, 2007
                          ------------

ITEM 1. REPORT TO STOCKHOLDERS.

                                [PIA FUNDS LOGO]

                                   PIA FUNDS

                              - PIA BBB BOND FUND
                              - PIA MBS BOND FUND



                               SEMI-ANNUAL REPORT
                                  MAY 31, 2007

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2007 for the following series of the PIA Mutual Funds for which Pacific Income Advisers ("PIA") is the adviser: the BBB Bond Fund and the MBS Bond Fund.

The economic recovery slowed to a below average pace with a reported first quarter Gross Domestic Product (GDP) of 0.7% compared to 3.3% for 2006. Year over year change in the Consumer Price Index (CPI) for recent months was around 2.2%, down from the 2.6% pace of 2006. The Federal Reserve continued their vigilance on inflationary pressures by maintaining the Fed Funds rate at 5.25%. Yields on 6-month treasury bills declined 13 basis points while yields on 5- and 30-year treasuries rose by 40 and 45 basis points, respectively. The rise in longer term rates came mostly in May. Bond market participants viewed that (1) the Fed may be on hold throughout 2007, (2) the economy may pick up some strength and (3) further declines in inflation in 2007 may be difficult to achieve.

We believe that the PIA BBB Bond Fund and MBS Bond Fund provide our clients with a very cost effective means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage-backed bonds because, as described in our prospectus, PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Fund.

PIA BBB BOND FUND

The return of the BBB Bond Fund for the six month period ending May 31 was 0.51% compared to the Lehman Baa Credit Index return of 0.79% and Lehman Baa Corporate Index return of 0.61%. The Fund's return approximates these indices due to its strategy of having a broad diversification of issuers, industry sectors and range of maturities. The bonds held in the Fund represent over one hundred different issuers. Interest rate spreads on Baa bonds over comparable maturity U.S. Treasuries tightened from 123 basis points in November to 116 basis points in May.

PIA MBS BOND FUND

The return of the MBS Bond Fund for the six month period ending May 31 was 0.93% compared to the Lehman MBS Fixed Rate Index return of 1.15%. The Fund had less convexity than the index since it primarily owns newly originated mortgage-backed securities. During this recent period, these newer mortgages had a lower return.

Please take a moment to review your fund(s)' statement of assets and liabilities and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2007.

/s/ Lloyd McAdams
Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

PLEASE REFER TO THE FOLLOWING PAGE FOR IMPORTANT DISCLOSURE INFORMATION.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Brothers Baa Credit Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Lehman Brothers Baa Corporate Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility and Finance corporate sectors only. The Lehman Brothers MBS Fixed Rate Index (The MBS Index) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index.

Basis point equals 1/100th of 1%. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

Quasar Distributors, LLC, Distributor. (7/07)

                                    PIA FUNDS
                         EXPENSE EXAMPLE - MAY 31, 2007
                                   (UNAUDITED)

      As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/06 - 5/31/07).

ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreements for the PIA BBB Bond Fund and PIA MBS Bond Fund. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                               BEGINNING           ENDING          DURING PERIOD
                                             ACCOUNT VALUE      ACCOUNT VALUE        12/1/06 -
                                                12/1/06            5/31/07            5/31/07*
                                             -------------      -------------      -------------
PIA BBB BOND FUND
  Actual                                       $1,000.00          $1,005.10            $0.00
  Hypothetical (5% return before expenses)     $1,000.00          $1,024.93            $0.00

PIA MBS BOND FUND
  Actual                                       $1,000.00          $1,009.30            $0.00
  Hypothetical (5% return before expenses)     $1,000.00          $1,024.93            $0.00

----------
* Expenses are equal to the Funds' annualized expense ratios of 0.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

                                    PIA FUNDS
                                PIA BBB BOND FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2007
                                   (UNAUDITED)

INVESTMENTS BY SECTOR
AS A PERCENTAGE OF NET ASSETS

 [The following table was represented as a pie chart in the printed material.]

                   Basic Materials                        3%
                   Communications                        22%
                   Consumer Cyclical                      7%
                   Consumer Non-cyclical                  9%
                   Energy                                12%
                   Financial                              7%
                   Industrial                             9%
                   Sovereign Government                   5%
                   Technology                             1%
                   U.S. Government                        4%
                   Utilities                             16%
                   Cash Equivalents and Other Assets      5%

                                    PIA FUNDS
                                PIA MBS BOND FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2007
                                   (UNAUDITED)

INVESTMENTS BY ISSUER
AS A PERCENTAGE OF NET ASSETS

 [The following table was represented as a pie chart in the printed material.]

                   Federal Home Loan Mortgage Corp.       36%
                   Federal National Mortgage Assoc.       46%
                   Government National Mortgage Assoc.     5%
                   United States Treasury                  8%
                   Cash Equivalents and Other Assets       5%

                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA BBB BOND FUND
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 91.2%
AEROSPACE/DEFENSE 0.9%
              Northrup Grumman Corp.
$    870,000    7.75%, due 2/15/31 ............................    $  1,052,911
              Raytheon Co.
     550,000    7.20%, due 8/15/27 ............................         627,912
                                                                   ------------
                                                                      1,680,823
                                                                   ------------
AUTO MANUFACTURERS 3.0%
              DaimlerChrysler NA Holding Corp.
   3,500,000    7.75%, due 1/18/11 ............................       3,748,990
     400,000    6.50%, due 11/15/13 ...........................         417,723
     975,000    8.50%, due 1/18/31 ............................       1,248,895
                                                                   ------------
                                                                      5,415,608
                                                                   ------------
BANKS 1.7%
              Sovereign Bank
   1,500,000    5.125%, due 3/15/13 ...........................       1,458,844
              Zions Bancorp
   1,750,000    5.50%, due 11/16/15 ...........................       1,705,233
                                                                   ------------
                                                                      3,164,077
                                                                   ------------
BUILDING MATERIALS 1.7%
              Hanson PLC
     900,000    6.125%, due 8/15/16 ...........................         935,014
              Lafarge SA
     650,000    6.15%, due 7/15/11 ............................         664,497
              Masco Corp.
   1,500,000    5.85%, due 3/15/17 ............................       1,461,229
                                                                   ------------
                                                                      3,060,740
                                                                   ------------
CHEMICALS 0.2%
              Lubrizol Corp.
     375,000  5.50%, due 10/1/14 ..............................         363,589
                                                                   ------------
CONSTRUCTION 1.6%
              Centex Corp.
     625,000    5.25%, due 6/15/15 ............................         574,331
              CRH America, Inc.
   1,800,000    6.00%, due 9/30/16 ............................       1,808,102
              Pulte Homes, Inc.
     500,000    7.875%, due 8/1/11 ............................         529,548
                                                                   ------------
                                                                      2,911,981
                                                                   ------------
CONSUMER PRODUCTS 0.4%
              Fortune Brands, Inc.
     825,000    5.375%, due 1/15/16 ...........................         776,643
                                                                   ------------
DIVERSIFIED MANUFACTURING 0.4%
              Tyco International Group SA
     600,000    6.875%, due 1/15/29 ...........................         704,783
                                                                   ------------
ELECTRIC UTILITIES 15.5%
              Arizona Pub Service Co.
   1,705,000    5.80%, due 6/30/14 ............................       1,702,279
              CenterPoint Energy
   1,075,000    7.75%, due 2/15/11 ............................       1,150,524
              Constellation Energy Group
   1,200,000    7.60%, due 4/1/32 .............................       1,361,406
              Consumers Energy
   1,750,000    5.50%, due 8/15/16 ............................       1,719,298
              Dominion Resources, Inc.
   2,300,000    5.15%, due 7/15/15 ............................       2,217,596
              DTE Energy Co.
   1,850,000    7.05%, due 6/1/11 .............................       1,947,121
              Exelon Corp.
   1,025,000    6.75%, due 5/1/11 .............................       1,061,631
   1,000,000    5.625%, due 6/15/35 ...........................         920,265
              FirstEnergy Corp.
   1,525,000    7.375%, due 11/15/31 ..........................       1,711,514
              Indiana Michigan Power
   1,800,000    6.05%, due 3/15/37 ............................       1,772,932
              MidAmerican Energy Holdings Co.
   1,750,000    6.125%, due 4/1/36 ............................       1,734,607
              NiSource Finance Corp.
   1,650,000    5.40%, due 7/15/14 ............................       1,597,078

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA BBB BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
ELECTRIC UTILITIES 15.5% (CONTINUED)
              Oncor Electric Delivery
$    250,000    7.00%, due 5/1/32 .............................    $    269,190
              Pacific Gas & Electric
   1,585,000    6.05%, due 3/1/34 .............................       1,576,503
              PPL Energy Supply, LLC
   1,150,000    6.40%, due 11/1/11 ............................       1,173,549
              Progress Energy, Inc.
   1,916,000    7.10%, due 3/1/11 .............................       2,020,489
              PSEG Power, LLC
   1,600,000    7.75%, due 4/15/11 ............................       1,716,997
              Puget Sound Energy, Inc.
   1,375,000    6.274%, due 3/15/37 ...........................       1,379,272
              Virginia Electric & Power Co.
     900,000    6.00%, due 1/15/36 ............................         881,858
              XCEL Energy, Inc.
     497,000    5.613%, due 4/1/17 ............................         488,357
                                                                   ------------
                                                                     28,402,466
                                                                   ------------
FINANCE - MORTGAGE LOANS 1.1%
              Residential Capital Corp.
   2,000,000    6.875%, due 6/30/15 ...........................       2,013,372
                                                                   ------------
FINANCIAL - OTHER 0.2%
              Orix Corp.
     300,000    5.48%, due 11/22/11 ...........................         298,191
                                                                   ------------
FOOD 4.6%
              ConAgra Foods, Inc.
     558,000    7.875%, due 9/15/10 ...........................         597,068
     525,000    7.00%, due 10/1/28 ............................         554,680
              General Mills, Inc.
   1,000,000    6.00%, due 2/15/12 ............................       1,020,552
              H.J. Heinz Finance Co.
     825,000    6.00%, due 3/15/12 ............................         833,252
              Kellogg Co.
   1,900,000    6.60%, due 4/1/11 .............................       1,972,403
              Kroger Co.
   1,325,000    6.20%, due 6/15/12 ............................       1,342,933
              Safeway, Inc.
   1,450,000    6.50%, due 3/1/11 .............................       1,491,092
              Sara Lee Corp.
     700,000    3.875%, due 6/15/13 ...........................         630,258
                                                                   ------------
                                                                      8,442,238
                                                                   ------------
FOREST PRODUCTS & PAPER 1.3%
              International Paper Co.
     625,000    5.30%, due 4/1/15 .............................         596,320
              Westvaco Corp.
     300,000    8.20%, due 1/15/30 ............................         322,619
              Weyerhaeuser Co.
   1,000,000    5.95%, due 11/1/08 ............................       1,006,876
     425,000    7.375%, due 3/15/32 ...........................         441,877
                                                                   ------------
                                                                      2,367,692
                                                                   ------------
HEALTH CARE 2.1%
              Cardinal Health, Inc.
     650,000    6.75%, due 2/15/11 ............................         676,025
              Hospira, Inc.
   1,400,000    5.55%, due 3/30/12 ............................       1,393,140
              McKesson Corp.
     400,000    7.75%, due 2/1/12 .............................         432,819
   1,300,000    5.25%, due 3/1/13 .............................       1,274,861
                                                                   ------------
                                                                      3,776,845
                                                                   ------------
INSURANCE 1.4%
              Marsh & McLennan Cos., Inc.
     800,000    5.75%, due 9/15/15 ............................         766,152
              WellPoint, Inc.
   1,500,000    6.80%, due 8/1/12 .............................       1,577,079
     150,000    5.85%, due 1/15/36 ............................         141,185
                                                                   ------------
                                                                      2,484,416
                                                                   ------------
MEDIA 12.0%
              CBS Corp.
   1,175,000    7.70%, due 7/30/10 ............................       1,248,079
     625,000    7.875%, due 7/30/30 ...........................         660,794

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA BBB BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
MEDIA 12.0% (CONTINUED)
              Comcast Cable Communications, Inc.
$  1,832,000    6.20%, due 11/15/08 ...........................    $  1,848,741
   2,900,000    8.375%, due 3/15/13 ...........................       3,276,333
              Comcast Corp.
   2,150,000    7.05%, due 3/15/33 ............................       2,277,099
              Cox Communications, Inc.
   1,625,000    7.125%, due 10/1/12 ...........................       1,732,785
              News America, Inc.
   2,175,000    6.20%, due 12/15/34 ...........................       2,081,214
              Time Warner Ent.
     900,000    8.875%, due 10/1/12 ...........................       1,022,237
   1,400,000    8.375%, due 7/15/33 ...........................       1,671,431
              Time Warner, Inc.
   1,855,000    9.125%, due 1/15/13 ...........................       2,142,419
   2,000,000    7.70%, due 5/1/32 .............................       2,227,410
              Viacom, Inc.
     900,000    6.25%, due 4/30/16 ............................         900,114
     800,000    6.875%, due 4/30/36 ...........................         791,509
                                                                   ------------
                                                                     21,880,165
                                                                   ------------
MEDICAL INSTRUMENTS 0.4%
              Boston Scientific Corp.
     775,000    6.00%, due 6/15/11 ............................         774,024
                                                                   ------------
MINING 1.6%
              Alcan, Inc.
   1,150,000    4.875%, due 9/15/12 ...........................       1,103,032
              Vale Overseas Limited
   1,800,000    6.25%, due 1/23/17 ............................       1,820,212
                                                                   ------------
                                                                      2,923,244
                                                                   ------------
OFFICE EQUIPMENT 1.0%
              Xerox Corp.
   1,750,000    6.40%, due 3/15/16 ............................       1,789,064
                                                                   ------------
OIL & GAS 8.8%
              Anadarko Petroleum Corp.
   1,200,000    5.95%, due 9/15/16 ............................       1,186,840
   1,050,000    6.45%, due 9/15/36 ............................       1,024,918
              Atmos Energy Corp.
     375,000    4.95%, due 10/15/14 ...........................         352,518
              Canadian Natural Resources
     700,000    6.00%, due 8/15/16 ............................         706,471
     850,000    6.50%, due 2/15/37 ............................         854,362
              Devon Energy Corp.
     625,000    7.95%, due 4/15/32 ............................         746,004
              Devon Financing Corp., U.L.C.
     599,000    6.875%, due 9/30/11 ...........................         629,870
              Encana Corp.
     700,000    6.50%, due 8/15/34 ............................         718,025
              Encana Holdings Financial Corp.
     500,000    5.80%, due 5/1/14 .............................         502,592
              Enterprise Products
     550,000    5.60%, due 10/15/14 ...........................         541,544
     400,000    6.65%, due 10/15/34 ...........................         405,784
              Hess Corp.
     500,000    6.65%, due 8/15/11 ............................         520,372
     450,000    7.875%, due 10/1/29 ...........................         516,175
              Kinder Morgan Energy Partners
     850,000    5.125%, due 11/15/14 ..........................         813,224
     100,000    5.80%, due 3/15/35 ............................          91,220
              Marathon Oil Corp.
     525,000    6.125%, due 3/15/12 ...........................         536,691
              Nexen, Inc.
     350,000    5.875%, due 3/10/35 ...........................         321,166
              Pemex Master Trust
     575,000    7.875%, due 2/1/09 ............................         597,425
     950,000    7.375%, due 12/15/14 ..........................       1,053,075
   1,500,000    8.625%, due 2/1/22 ............................       1,893,750
              Petro-Canada
     600,000    5.95%, due 5/15/35 ............................         565,040
              Talisman Energy
     550,000    6.25%, due 2/1/38 .............................         517,898
              Valero Energy Corp.
     500,000    6.875%, due 4/15/12 ...........................         526,108
              XTO Energy, Inc.
     600,000    5.00%, due 1/31/15 ............................         569,144
                                                                   ------------
                                                                     16,190,216
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA BBB BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
PIPELINES 2.4%
              ONEOK, Inc.
$  1,600,000    5.20%, due 6/15/15 ............................    $  1,519,651
              ONEOK Partners, LP
     350,000    5.90%, due 4/1/12 .............................         354,587
              Tennessee Gas Pipeline
   1,300,000    7.50%, due 4/1/17 .............................       1,430,077
              Texas Eastern Transmission Corp.
     950,000    7.00%, due 7/15/32 ............................       1,045,390
                                                                   ------------
                                                                      4,349,705
                                                                   ------------
PRINTING 0.3%
              R.R. Donnelley & Sons Co.
     675,000    4.95%, due 4/1/14 .............................         620,459
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS 3.3%
              Avalonbay Communities
     350,000    5.50%, due 1/15/12 ............................         348,985
              Boston Properties, LP
     300,000    6.25%, due 1/15/13 ............................         309,254
              Camden Property Trust
   1,000,000    5.70%, due 5/15/17 ............................         981,718
              Health Care Properties
     500,000    6.00%, due 1/30/17 ............................         495,556
              Healthcare Realty Trust
     700,000    5.125%, due 4/1/14 ............................         664,484
              iStar Financial, Inc.
   1,400,000    5.875%, due 3/15/16 ...........................       1,362,484
              ProLogis
   1,800,000    5.75%, due 4/1/16 .............................       1,797,919
                                                                   ------------
                                                                      5,960,400
                                                                   ------------
RETAIL 3.7%
              CVS/Caremark Corp.
   1,800,000    5.75%, due 6/1/17 .............................       1,779,107
              Federated Department Stores, Inc.
   1,050,000    6.625%, due 4/1/11 ............................       1,083,975
   1,045,000    6.90%, due 4/1/29 .............................       1,051,324
              J.C. Penney Co., Inc.
   1,025,000    8.00%, due 3/1/10 .............................       1,086,929
     525,000    6.375%, due 10/15/36 ..........................         514,064
              Limited Brands, Inc.
     425,000    5.25%, due 11/1/14 ............................         399,383
              Newell Rubbermaid, Inc.
     200,000    4.625%, due 12/15/09 ..........................         196,361
              YUM! Brands, Inc.
     550,000    8.875%, due 4/15/11 ...........................         609,094
                                                                   ------------
                                                                      6,720,237
                                                                   ------------
SOVEREIGN 4.8%
              United Mexican States
   1,980,000    10.375%, due 2/17/09 ..........................       2,143,350
   3,100,000    5.875%, due 1/15/14 ...........................       3,179,050
   3,083,000    6.75%, due 9/27/34 ............................       3,439,087
                                                                   ------------
                                                                      8,761,487
                                                                   ------------
TECHNOLOGY 0.7%
              Electronic Data Systems
   650,000      6.50%, due 8/1/13 .............................         648,947
              Motorola, Inc.
   700,000      6.50%, due 11/15/28 ...........................         681,053
                                                                   ------------
                                                                      1,330,000
                                                                   ------------
TELECOMMUNICATIONS 9.5%
              British Telecom PLC
     450,000    8.625%, due 12/15/10 ..........................         494,769
   1,250,000    8.875%, due 12/15/30 ..........................       1,684,041
              CenturyTel, Inc.
     530,000    8.375%, due 10/15/10 ..........................         574,469
              Embarq Corp.
     950,000    7.082%, due 6/1/16 ............................         969,256
     600,000    7.995%, due 6/1/36 ............................         627,587
              Koninklijke KPN NV
     745,000    8.00%, due 10/1/10 ............................         801,137
              Nextel Communications
   2,600,000    7.375%, due 8/1/15 ............................       2,657,980

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA BBB BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATIONS 9.5% (CONTINUED)
              Rogers Wireless, Inc.
$  1,000,000    6.375%, due 3/1/14 ............................    $  1,027,269
              Sprint Capital Corp.
   1,375,000    6.125%, due 11/15/08 ..........................       1,383,313
   1,050,000    6.875%, due 11/15/28 ..........................       1,027,505
              Telecom Italia Capital
   2,275,000    5.25%, due 11/15/13 ...........................       2,199,302
   1,325,000    6.375%, due 11/15/33 ..........................       1,270,329
              Telefonica Europe BV
   1,050,000    7.75%, 9/15/10 ................................       1,117,648
   1,350,000    8.25%, 9/15/30 ................................       1,607,371
                                                                   ------------
                                                                     17,441,976
                                                                   ------------
TOBACCO 0.6%
              Altria Group, Inc.
   1,000,000    7.00%, due 11/4/13 ............................       1,070,255
                                                                   ------------
TRANSPORTATION 4.5%
              Burlington Northern Santa Fe
     600,000    6.75%, due 7/15/11 ............................         625,315
   1,250,000    6.15%, due 5/1/37 .............................       1,232,157
              Canadian Pacific Railway Ltd.
     950,000    7.125%, due 10/15/31 ..........................       1,066,073
              CSX Corp.
   1,000,000    5.60%, due 5/1/17 .............................         979,485
     640,000    7.95%, due 5/1/27 .............................         742,349
              FedEx Corp.
     400,000    3.50%, due 4/1/09 .............................         386,367
              Norfolk Southern Corp.
   1,375,000    7.05%, due 5/1/37 .............................       1,479,786
              Union Pacific Corp.
     875,000    3.625%, due 6/1/10 ............................         828,890
   1,000,000    6.15%, due 5/1/37 .............................         981,768
                                                                   ------------
                                                                      8,322,190
                                                                   ------------
UTILITIES - NATURAL GAS 1.0%
              Sempra Energy
   1,800,000    6.00%, due 2/1/13 .............................       1,837,478
                                                                   ------------
WASTE DISPOSAL 0.5%
              Republic Services, Inc.
     450,000    6.75%, due 8/15/11 ............................         466,934
              Waste Management, Inc.
     400,000    7.75%, due 5/15/32 ............................         446,095
                                                                   ------------
                                                                        913,029
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
              (cost $169,396,387) .............................     166,747,393
                                                                   ------------
U.S. GOVERNMENT
INSTRUMENTALITIES 3.7%
U.S. TREASURY NOTES 3.7%
              U.S. Treasury Note
   2,250,000    4.75%, due 2/15/10 ............................       2,242,793
   3,500,000    4.625%, due 2/29/12 ...........................       3,467,191
   1,100,000    4.75%, due 2/15/37 ............................       1,055,571
                                                                   ------------
                                                                      6,765,555
                                                                   ------------
TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
              (cost $6,862,253) ...............................       6,765,555
                                                                   ------------
SHORT-TERM INVESTMENTS 3.6%
      22,889  AIM STIT - Treasury Mutual Fund .................          22,889
              FHLB Discount Note
$  6,657,000  Zero Coupon, due 6/1/07 .........................       6,657,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
              (cost $6,679,889) ...............................       6,679,889
                                                                   ------------
TOTAL INVESTMENTS
              (cost $182,938,529) ...........   98.5%               180,192,837
OTHER ASSETS LESS LIABILITIES ...............    1.5%                 2,653,212
                                                                   ------------
TOTAL NET ASSETS ............................  100.0%              $182,846,049
                                                                   ============

----------
FHLB - Federal Home Loan Bank

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA MBS BOND FUND
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 87.4%
U.S. GOVERNMENT AGENCIES 87.4%
             FHLMC Pool
$   363,799   4.50%, due 5/1/20, #G18052 .......................   $    348,388
     97,079   4.50%, due 9/1/20, #J02502 .......................         92,967
    394,760   4.50%, due 3/1/21, #G18119 .......................        377,780
    417,371   5.00%, due 3/1/21, #G18105 .......................        406,979
    185,775   4.50%, due 4/1/21, #G18125 .......................        177,905
    277,518   5.50%, due 4/1/21, #J01570 .......................        275,520
    471,592   4.50%, due 5/1/21, #J01723 .......................        451,307
    273,661   5.00%, due 5/1/21, #G12210 .......................        266,992
    460,008   6.00%, due 6/1/21, #G18124 .......................        464,688
    671,884   5.00%, due 7/1/21, #J03048 .......................        655,155
    142,239   6.00%, due 7/1/21, #J03089 .......................        143,686
  1,037,066   4.50%, due 9/1/21, #G12378 .......................        993,136
    451,540   5.50%, due 9/1/21, #J03360 .......................        448,290
    660,387   5.00%, due 11/1/21, #G18160 ......................        643,943
    717,240   5.00%, due 1/1/22, #J04202 .......................        699,323
    485,570   5.50%, due 1/1/22, #G18163 .......................        482,075
    376,959   5.00%, due 2/1/22, #G12522 .......................        367,572
    596,141   5.00%, due 2/1/22, #J04411 .......................        581,249
    267,899   5.00%, due 2/1/22, #J04425 .......................        261,207
  2,933,159   5.50%, due 3/1/22, #G12577 .......................      2,912,047
     47,612   6.50%, due 5/1/32, #C01351 .......................         48,831
    121,854   5.50%, due 6/1/33, #G01563 .......................        119,336
     43,177   5.50%, due 4/1/35, #A32022 .......................         42,223
     43,550   5.50%, due 5/1/35, #B31639 .......................         42,588
  1,392,814   5.00%, due 8/1/35, #A36351 .......................      1,327,885
    376,293   5.00%, due 8/1/35, #A36842 .......................        358,751
    675,084   5.50%, due 8/1/35, #A36561 .......................        660,163
    192,354   5.00%, due 10/1/35, #A47296 ......................        183,387
  1,151,579   5.00%, due 10/1/35, #G01940 ......................      1,097,896
    466,319   5.00%, due 11/1/35, #A39665 ......................        444,581
     54,571   5.00%, due 12/1/35, #A40268 ......................         52,027
    185,257   5.00%, due 12/1/35, #A40879 ......................        176,621
     47,682   6.50%, due 12/1/35, #A40791 ......................         48,515
    385,278   5.00%, due 1/1/36, #A41712 .......................        367,318
    278,475   5.00%, due 1/1/36, #G08104 .......................        265,493
  1,494,722   6.00%, due 1/1/36, #A42208 .......................      1,495,391
    145,006   7.00%, due 1/1/36, #G02048 .......................        149,944
    105,306   5.00%, due 2/1/36, #A42902 .......................        100,397
  1,894,160   5.50%, due 2/1/36, #G02031 .......................      1,852,294
    160,850   6.00%, due 2/1/36, #A42669 .......................        160,861
     23,827   5.00%, due 3/1/36, #A43419 .......................         22,694
     33,441   5.00%, due 3/1/36, #A43498 .......................         31,851
    818,337   5.00%, due 3/1/36, #A43658 .......................        779,429
    397,769   5.00%, due 3/1/36, #A43708 .......................        378,857
    255,039   5.00%, due 3/1/36, #A43750 .......................        243,338
    226,777   5.00%, due 3/1/36, #A44035 .......................        215,995
  1,577,907   5.00%, due 3/1/36, #A44186 .......................      1,502,885
  1,990,737   5.00%, due 3/1/36, #G08115 .......................      1,897,935
    227,076   5.50%, due 3/1/36, #A43698 .......................        221,857
    627,816   5.50%, due 3/1/36, #A43942 .......................        613,385
    211,999   5.50%, due 3/1/36, #G08116 .......................        207,126
     43,447   5.00%, due 4/1/36, #A44893 .......................         41,382
     92,582   5.50%, due 4/1/36, #G08122 .......................         90,453
     39,365   6.00%, due 4/1/36, #A44949 .......................         39,382
    302,766   6.50%, due 4/1/36, #G08124 .......................        307,663
    671,812   5.50%, due 5/1/36, #G08128 .......................        656,369
    133,713   6.00%, due 5/1/36, #A49171 .......................        133,722
     93,762   5.00%, due 6/1/36, #G02243 .......................         89,391
    744,466   5.50%, due 6/1/36, #A54791 .......................        727,354
    280,659   6.00%, due 6/1/36, #A49880 .......................        280,678
    338,357   5.00%, due 7/1/36, #A50310 .......................        322,270
    470,714   5.50%, due 7/1/36, #A50785 .......................        459,894
    146,673   6.00%, due 7/1/36, #A50416 .......................        146,683

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA MBS BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 87.4% (CONTINUED)
             FHLMC Pool (continued)
$   528,130   6.50%, due 7/1/36, #A51400 .......................   $    536,672
    388,742   5.00%, due 8/1/36, #A51601 .......................        370,620
    692,896   5.00%, due 8/1/36, #G08159 .......................        659,952
    989,001   5.50%, due 8/1/36, #A51093 .......................        966,268
    142,647   5.50%, due 8/1/36, #G08145 .......................        139,368
    385,881   6.00%, due 8/1/36, #A51786 .......................        385,907
    505,522   6.00%, due 8/1/36, #A52006 .......................        505,557
    270,490   6.50%, due 8/1/36, #A51337 .......................        274,865
    891,803   6.50%, due 8/1/36, #A51729 .......................        906,227
    948,695   7.00%, due 8/1/36, #G08148 .......................        976,719
    280,562   5.50%, due 9/1/36, #A52142 .......................        274,113
    231,123   5.50%, due 9/1/36, #A52669 .......................        225,811
    382,946   6.00%, due 9/1/36, #A52645 .......................        382,972
    289,934   6.50%, due 9/1/36, #A53507 .......................        294,623
    440,241   6.50%, due 9/1/36, #G02375 .......................        447,362
    153,299   5.50%, due 10/1/36, #A52878 ......................        149,775
    670,595   5.50%, due 10/1/36, #A52931 ......................        655,180
    897,939   5.50%, due 10/1/36, #A53127 ......................        877,299
    339,499   5.50%, due 10/1/36, #A53146 ......................        331,696
    495,320   5.50%, due 10/1/36, #A53882 ......................        485,086
    364,908   6.00%, due 10/1/36, #G08156 ......................        364,933
    836,713   5.00%, due 11/1/36, #A53678 ......................        796,931
    474,945   5.00%, due 11/1/36, #A54276 ......................        452,364
  1,438,937   5.50%, due 11/1/36, #G08160 ......................      1,405,862
  1,617,817   6.00%, due 11/1/36, #A53729 ......................      1,617,927
    931,340   6.00%, due 11/1/36, #A54192 ......................        931,404
    190,798   6.00%, due 11/1/36, #A54224 ......................        190,811
  1,224,731   6.00%, due 11/1/36, #A55103 ......................      1,224,815
  1,231,091   6.50%, due 11/1/36, #A54343 ......................      1,251,002
  3,068,689   6.50%, due 11/1/36, #A54359 ......................      3,118,322
  3,803,449   6.50%, due 11/1/36, #G02457 ......................      3,864,967
  3,460,420   5.50%, due 2/1/37, #A57840 .......................      3,380,878
     55,677   6.50%, due 2/1/37, #A57780 .......................         56,581
    889,432   5.00%, due 3/1/37, #G08185 .......................        846,605
             FHLMC TBA (a)
  5,000,000   5.00%, due 6/15/37 ...............................      4,758,595
 11,000,000   5.50%, due 6/15/37 ...............................     10,740,466
 16,000,000   6.00%, due 6/15/37 ...............................     15,992,496
             FNMA Pool
    273,589   5.00%, due 4/1/19, #770788 .......................        267,183
    138,550   4.50%, due 8/1/20, #835221 .......................        132,688
    378,552   4.50%, due 10/1/20, #842732 ......................        362,533
    663,417   4.50%, due 12/1/20, #813954 ......................        635,344
    246,234   4.50%, due 1/1/21, #845159 .......................        235,815
    153,723   5.00%, due 1/1/21, #811537 .......................        149,961
    175,942   5.50%, due 1/1/21, #849074 .......................        174,611
    343,293   4.50%, due 2/1/21, #845437 .......................        328,767
    532,131   5.00%, due 2/1/21, #865191 .......................        519,108
    142,379   5.00%, due 4/1/21, #256199 .......................        138,826
    263,122   5.50%, due 4/1/21, #869868 .......................        261,132
    277,825   5.00%, due 5/1/21, #879112 .......................        270,893
    180,577   5.00%, due 5/1/21, #884422 .......................        176,072
    693,128   4.50%, due 7/1/21, #845515 .......................        663,348
    135,320   6.00%, due 7/1/21, #896586 .......................        136,742
    189,438   5.00%, due 9/1/21, #893534 .......................        184,711
    476,468   5.50%, due 10/1/21, #870795 ......................        472,865
    671,262   5.50%, due 10/1/21, #905090 ......................        666,185
    293,635   6.00%, due 10/1/21, #902303 ......................        296,720
    674,133   5.00%, due 11/1/21, #904659 ......................        657,313
    304,876   5.00%, due 2/1/22, #896845 .......................        297,260

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA MBS BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 87.4% (CONTINUED)
             FNMA Pool (continued)
$   518,852   5.00%, due 2/1/22, #900946 .......................   $    505,906
    166,436   5.00%, due 2/1/22, #911540 .......................        162,278
  1,946,527   6.00%, due 2/1/22, #912522 .......................      1,966,976
    991,657   5.00%, due 3/1/22, #912261 .......................        966,885
        781   6.50%, due 6/1/26, #348556 .......................            799
      2,176   6.50%, due 3/1/31, #573931 .......................          2,232
     44,038   5.50%, due 9/1/33, #729928 .......................         43,127
     55,107   5.50%, due 9/1/33, #741862 .......................         53,966
      8,716   6.50%, due 6/1/34, #782590 .......................          8,899
     45,685   6.00%, due 8/1/34, #790162 .......................         45,774
    203,813   5.50%, due 5/1/35, #824531 .......................        199,315
     61,018   6.00%, due 5/1/35, #735501 .......................         61,003
    148,155   6.00%, due 6/1/35, #825644 .......................        148,119
     15,670   6.50%, due 6/1/35, #830693 .......................         15,939
    354,128   7.00%, due 6/1/35, #821610 .......................        365,004
    148,302   7.00%, due 7/1/35, #826251 .......................        152,857
     30,219   5.00%, due 9/1/35, #832483 .......................         28,813
    276,288   7.00%, due 9/1/35, #842290 .......................        284,773
     29,404   5.00%, due 10/1/35, #836361 ......................         28,036
     96,365   4.50%, due 11/1/35, #256032 ......................         89,115
     38,064   5.00%, due 11/1/35, #844809 ......................         36,293
    214,479   6.50%, due 11/1/35, #839118 ......................        218,167
    375,900   6.50%, due 11/1/35, #844071 ......................        382,364
     26,173   5.00%, due 12/1/35, #850739 ......................         24,955
    283,655   5.00%, due 12/1/35, #852482 ......................        270,455
     42,903   5.50%, due 12/1/35, #849500 ......................         41,956
    277,987   6.00%, due 12/1/35, #848451 ......................        277,919
    191,216   6.50%, due 12/1/35, #843585 ......................        194,504
    515,450   5.00%, due 1/1/36, #850566 .......................        491,463
    646,547   5.00%, due 1/1/36, #866592 .......................        616,459
    236,709   5.50%, due 1/1/36, #851717 .......................        231,267
     44,290   6.00%, due 1/1/36, #256060 .......................         44,279
    374,420   5.50%, due 2/1/36, #831357 .......................        365,813
     60,004   6.50%, due 2/1/36, #852958 .......................         60,959
  1,415,138   6.50%, due 2/1/36, #865473 .......................      1,437,670
    132,759   6.50%, due 2/1/36, #878673 .......................        134,873
     95,753   7.00%, due 2/1/36, #865190 .......................         98,693
    226,029   5.00%, due 3/1/36, #852270 .......................        215,280
    206,953   5.50%, due 3/1/36, #863684 .......................        202,195
    184,446   5.00%, due 4/1/36, #831421 .......................        175,674
    190,733   5.00%, due 4/1/36, #852919 .......................        181,663
     96,399   6.00%, due 4/1/36, #871954 .......................         96,376
    196,012   7.00%, due 4/1/36, #887709 .......................        202,016
  3,131,479   5.00%, due 5/1/36, #745515 .......................      2,985,751
    647,628   5.00%, due 5/1/36, #867439 .......................        616,830
    350,013   5.00%, due 5/1/36, #872638 .......................        333,368
    384,570   5.00%, due 5/1/36, #884217 .......................        366,282
    279,777   5.00%, due 5/1/36, #895554 .......................        266,472
  2,512,155   5.50%, due 5/1/36, #852527 .......................      2,454,404
    521,645   6.00%, due 5/1/36, #871348 .......................        521,340
     16,715   6.50%, due 5/1/36, #896099 .......................         16,982
    198,341   5.00%, due 6/1/36, #885398 .......................        188,909
    561,538   5.50%, due 6/1/36, #256269 .......................        548,629
    361,340   5.50%, due 6/1/36, #884803 .......................        353,367
    945,991   6.00%, due 6/1/36, #831541 .......................        945,439
    211,822   6.50%, due 6/1/36, #872959 .......................        215,195
    326,789   6.50%, due 6/1/36, #882082 .......................        331,992
    285,877   5.00%, due 7/1/36, #886322 .......................        272,282
    255,454   5.50%, due 7/1/36, #892443 .......................        249,582
    196,811   6.00%, due 7/1/36, #885506 .......................        196,696

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA MBS BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 87.4% (CONTINUED)
             FNMA Pool (continued)
$   137,458   6.00%, due 7/1/36, #891794 .......................   $    137,378
    334,932   6.50%, due 7/1/36, #883005 .......................        340,264
    375,959   7.00%, due 7/1/36, #887793 .......................        387,475
    394,886   5.00%, due 8/1/36, #895093 .......................        376,510
    470,241   5.50%, due 8/1/36, #256359 .......................        459,431
     99,079   5.50%, due 8/1/36, #658743 .......................         96,801
    987,591   5.50%, due 8/1/36, #817794 .......................        964,888
    807,986   5.50%, due 8/1/36, #893295 .......................        789,412
    297,448   6.00%, due 8/1/36, #895105 .......................        297,274
  2,187,813   6.50%, due 8/1/36, #878187 .......................      2,222,648
    262,903   6.50%, due 8/1/36, #886451 .......................        267,087
    202,893   6.50%, due 8/1/36, #887017 .......................        206,123
    919,247   6.50%, due 8/1/36, #892924 .......................        933,883
    410,482   6.50%, due 8/1/36, #897208 .......................        417,018
    129,190   6.50%, due 8/1/36, #897737 .......................        131,247
    597,050   6.50%, due 8/1/36, #903188 .......................        606,557
    384,335   5.00%, due 9/1/36, #886899 .......................        366,058
    470,570   5.00%, due 9/1/36, #886921 .......................        448,192
    490,449   5.00%, due 9/1/36, #893569 .......................        467,126
    780,166   5.00%, due 9/1/36, #893621 .......................        743,065
    867,376   5.50%, due 9/1/36, #256403 .......................        847,436
    486,525   5.50%, due 9/1/36, #893570 .......................        475,341
    787,177   5.50%, due 9/1/36, #896444 .......................        769,081
    488,706   5.50%, due 9/1/36, #900348 .......................        477,472
    641,380   6.00%, due 9/1/36, #893427 .......................        641,006
    912,771   6.50%, due 9/1/36, #745824 .......................        927,305
     82,091   6.50%, due 9/1/36, #887432 .......................         83,398
    256,050   6.50%, due 9/1/36, #893483 .......................        260,127
    973,169   5.50%, due 10/1/36, #831845 ......................        950,798
    956,049   5.50%, due 10/1/36, #893087 ......................        934,071
     60,177   6.00%, due 10/1/36, #894203 ......................         60,142
    496,754   6.00%, due 10/1/36, #894999 ......................        496,464
  1,387,155   6.00%, due 10/1/36, #897174 ......................      1,386,345
    192,302   6.00%, due 10/1/36, #903770 ......................        192,190
     58,807   6.50%, due 10/1/36, #901442 ......................         59,744
    385,070   5.00%, due 11/1/36, #898813 ......................        366,758
    992,533   5.00%, due 11/1/36, #902436 ......................        945,333
    982,208   5.50%, due 11/1/36, #898814 ......................        959,629
    936,336   5.50%, due 11/1/36, #904104 ......................        914,811
    397,180   5.50%, due 11/1/36, #904906 ......................        388,050
    466,735   6.00%, due 11/1/36, #898198 ......................        466,463
     52,591   6.00%, due 11/1/36, #902663 ......................         52,560
  1,513,714   6.00%, due 11/1/36, #903964 ......................      1,512,831
     57,587   6.50%, due 11/1/36, #902049 ......................         58,504
    428,946   5.00%, due 12/1/36, #256537 ......................        408,548
  1,451,203   5.50%, due 12/1/36, #256513 ......................      1,417,842
    939,520   6.00%, due 12/1/36, #256514 ......................        938,972
    748,374   6.00%, due 12/1/36, #902865 ......................        747,938
    116,755   6.50%, due 12/1/36, #878338 ......................        118,614
  2,745,083   6.50%, due 12/1/36, #905837 ......................      2,788,791
     23,866   6.50%, due 12/1/36, #920162 ......................         24,246
    197,810   5.00%, due 1/1/37, #906238 .......................        188,404
    995,898   5.50%, due 1/1/37, #920730 .......................        973,004
     30,738   6.50%, due 1/1/37, #908246 .......................         31,227
    597,781   5.00%, due 2/1/37, #908612 .......................        568,997
  1,187,604   5.50%, due 2/1/37, #256636 .......................      1,159,738
    978,425   6.00%, due 2/1/37, #909357 .......................        977,608
             FNMA TBA (a)
  3,000,000   5.50%, due 7/15/22 ...............................      2,977,032
  2,500,000   7.00%, due 6/15/37 ...............................      2,575,780
  7,000,000   5.00%, due 6/15/37 ...............................      6,662,033
 24,000,000   5.50%, due 6/15/37 ...............................     23,433,744
 16,000,000   6.00%, due 6/15/37 ...............................     15,982,496

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA MBS BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 87.4% (CONTINUED)
             GNMA Pool
$    97,366   7.00%, due 9/15/35, #647831 ......................   $    101,033
    296,276   5.00%, due 10/15/35, #642220 .....................        284,665
    280,890   5.00%, due 11/15/35, #550718 .....................        269,882
    235,038   5.50%, due 11/15/35, #650091 .....................        231,243
    181,039   5.50%, due 12/15/35, #646307 .....................        178,116
    132,430   5.50%, due 2/15/36, #652942 ......................        130,222
    360,505   6.00%, due 2/15/36, #649384 ......................        362,352
    446,815   5.50%, due 3/15/36, #653730 ......................        439,366
    194,684   5.50%, due 4/15/36, #648115 ......................        191,438
    364,104   5.50%, due 4/15/36, #652534 ......................        358,033
    457,328   6.00%, due 4/15/36, #652510 ......................        459,671
     95,293   6.50%, due 4/15/36, #655329 ......................         97,521
    183,977   5.00%, due 5/15/36, #651939 ......................        176,682
    292,396   5.50%, due 5/15/36, #655520 ......................        287,521
    146,080   5.50%, due 5/15/36, #655532 ......................        143,645
    186,288   5.00%, due 6/15/36, #608952 ......................        178,901
    595,360   6.50%, due 6/15/36, #652593 ......................        609,277
    367,140   5.50%, due 7/15/36, #608993 ......................        361,018
    198,113   6.00%, due 7/15/36, #654930 ......................        199,128
    283,566   6.00%, due 7/15/36, #656064 ......................        285,019
    297,762   5.50%, due 8/15/36, #654937 ......................        292,798
    220,223   5.50%, due 8/15/36, #656475 ......................        216,551
    198,325   5.50%, due 9/15/36, #651880 ......................        195,018
    283,157   6.50%, due 9/15/36, #598830 ......................        289,776
    596,227   6.00%, due 11/15/36, #608450 .....................        599,282
    997,061   6.00%, due 11/15/36, #617294 .....................      1,002,171
    496,597   6.00%, due 11/15/36, #657270 .....................        499,142
    497,985   5.50%, due 2/15/37, #657368 ......................        489,607
  4,988,240   5.50%, due 3/15/37, #663880 ......................      4,904,324
                                                                   ------------
                                                                    220,011,753
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
             (cost $221,274,877)                                    220,011,753
                                                                   ------------

U.S. GOVERNMENT INSTRUMENTALITIES 7.9%
U.S. TREASURY BONDS 1.3%
             U.S. Treasury Bond
  3,200,000   4.625%, due 12/31/11 .............................      3,170,003
                                                                   ------------
U.S. TREASURY NOTES 6.6%
             U.S. Treasury Note
 16,700,000   4.875%, due 8/15/16 ..............................     16,664,780
                                                                   ------------
TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
             (cost $20,130,422) ................................     19,834,783
                                                                   ------------

SHARES/
PRINCIPAL AMOUNT
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 36.8%
    223,143  AIM STIT - Treasury Mutual Fund ...................        223,143
             FHLB Discount Note
$92,321,000   Zero Coupon, due 6/1/07 ..........................     92,321,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
             (cost $92,544,143) ................................     92,544,143
                                                                   ------------
TOTAL INVESTMENTS
             (cost $333,949,442) .................  132.1%          332,390,679
LIABILITIES LESS OTHER ASSETS ....................  (32.1)%         (80,763,176)
                                                                   ------------
TOTAL NET ASSETS .................................  100.0%         $251,627,503
                                                                   ============

(a) Security purchased on a when-issued basis. On May 31, 2007, the total cost of investments purchased on a when-issued basis was $84,010,703 or 33.4% of total net assets.

      FHLB - Federal Home Loan Bank
      FHLMC - Federal Home Loan Mortgage Corporation
      FNMA - Federal National Mortgage Association
      GNMA - Government National Mortgage Association
      TBA - To Be Announced

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
               STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 2007
                                   (UNAUDITED)

                                                                  BBB BOND FUND   MBS BOND FUND
                                                                  -----------------------------
ASSETS:
  Investments in securities, at value
    (cost $182,938,529 and $333,949,442, respectively) .........   $180,192,837    $332,390,679
  Receivable for fund shares sold ..............................        416,177       2,819,836
  Interest receivable ..........................................      2,715,396         953,182
  Due from investment adviser (Note 3) .........................         16,838          28,017
  Prepaid expenses .............................................         37,166          62,218
                                                                   ------------    ------------
    Total assets ...............................................    183,378,414     336,253,932
                                                                   ------------    ------------
LIABILITIES:
  Payable for securities purchased .............................             --      84,010,703
  Payable for fund shares redeemed .............................        150,001         108,129
  Dividends payable ............................................        365,106         488,728
  Administration fees ..........................................          3,440           6,289
  Transfer agent fees and expenses .............................             27              --
  Fund accounting fees .........................................            917             275
  Professional fees ............................................          9,135           8,770
  Chief Compliance Officer fee .................................            533             593
  Accrued expenses and other liabilities .......................          3,206           2,942
                                                                   ------------    ------------
    Total liabilities ..........................................        532,365      84,626,429
                                                                   ------------    ------------
    Net Assets .................................................   $182,846,049    $251,627,503
                                                                   ============    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, par value $0.01 per share;
    unlimited shares authorized ................................   $187,654,121    $253,105,515
  Undistributed net investment income ..........................         35,831          44,890
  Accumulated net realized gain/(loss) on investments ..........     (2,098,211)         35,861
  Net unrealized depreciation on investments ...................     (2,745,692)     (1,558,763)
                                                                   ------------    ------------
    Net Assets .................................................   $182,846,049    $251,627,503
                                                                   ============    ============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ...................................   $       9.49    $       9.99
                                                                   ============    ============
SHARES OUTSTANDING .............................................     19,270,014      25,176,475
                                                                   ============    ============

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
            STATEMENTS OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2007
                                   (UNAUDITED)

                                                                  BBB BOND FUND   MBS BOND FUND
                                                                  -----------------------------
INVESTMENT INCOME:
  Interest .....................................................   $  3,967,604    $  4,689,021
                                                                   ------------    ------------
    Total investment income ....................................      3,967,604       4,689,021
                                                                   ------------    ------------
EXPENSES:
  Fund accounting fees (Note 3) ................................         22,303          30,179
  Administration fees (Note 3) .................................         15,335          26,774
  Professional fees ............................................         12,993          13,691
  Registration fees ............................................         10,839          23,011
  Transfer agent fees and expenses (Note 3) ....................         10,550          11,378
  Custody fees (Note 3) ........................................          5,347          13,209
  Insurance ....................................................          5,307           2,918
  Trustees' fees ...............................................          3,988           4,402
  Reports to shareholders ......................................          2,304           2,886
  Miscellaneous ................................................          2,057           2,382
  Chief Compliance Officer fee (Note 3) ........................          1,713           2,350
                                                                   ------------    ------------
    Total expenses .............................................         92,736         133,180
  Less: Expense reimbursement from adviser (Note 3) ............        (92,736)       (133,180)
                                                                   ------------    ------------
    Net expenses ...............................................             --              --
                                                                   ------------    ------------
      Net investment income ....................................      3,967,604       4,689,021
                                                                   ------------    ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain on investments .............................        303,881          35,930
  Net change in unrealized depreciation on investments .........     (3,592,729)     (3,064,066)
                                                                   ------------    ------------
    Net loss on investments ....................................     (3,288,848)     (3,028,136)
                                                                   ------------    ------------
  Net increase in net assets resulting from operations .........   $    678,756    $  1,660,885
                                                                   ============    ============

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 BBB BOND FUND                  MBS BOND FUND
                                                                          ---------------------------------------------------------
                                                                           Six Months        Year        Six Months   Feb. 28, 2006*
                                                                              Ended         Ended           Ended        through
                                                                          May 31, 2007     Nov. 30,     May 31, 2007     Nov. 30,
                                                                           (Unaudited)       2006        (Unaudited)       2006
                                                                          ---------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ................................................  $  3,967,604   $  4,443,792   $  4,689,021   $  1,241,628
  Net realized gain/(loss) on investments ..............................       303,881     (1,984,142)        35,930          1,788
  Net change in unrealized appreciation/(depreciation) on investments ..    (3,592,729)     2,039,616     (3,064,066)     1,505,303
                                                                          ------------   ------------   ------------   ------------
  Net increase in net assets resulting from operations .................       678,756      4,499,266      1,660,885      2,748,719
                                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Distributions from net investment income .............................    (3,968,329)    (4,432,141)    (4,657,995)    (1,208,773)
  Distributions from net realized gains ................................            --             --        (20,848)            --
                                                                          ------------   ------------   ------------   ------------
  Total distributions ..................................................    (3,968,329)    (4,432,141)    (4,678,843)    (1,208,773)
                                                                          ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold ........................................   167,848,972     29,862,132    178,568,019     97,916,472
  Distributions reinvested .............................................     2,290,359      1,934,744      2,651,283        792,202
  Payment for shares redeemed ..........................................   (59,808,425)   (37,906,106)   (22,368,868)    (4,453,593)
                                                                          ------------   ------------   ------------   ------------
  Net increase/(decrease) in net assets
    from capital share transactions ....................................   110,330,906     (6,109,230)   158,850,434     94,255,081
                                                                          ------------   ------------   ------------   ------------
  Total increase/(decrease) in net assets ..............................   107,041,333     (6,042,105)   155,832,476     95,795,027
                                                                          ------------   ------------   ------------   ------------
NET ASSETS, BEGINNING OF PERIOD ........................................    75,804,716     81,846,821     95,795,027             --
                                                                          ------------   ------------   ------------   ------------
NET ASSETS, END OF PERIOD ..............................................  $182,846,049   $ 75,804,716   $251,627,503   $ 95,795,027
                                                                          ============   ============   ============   ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME OF ........................  $     35,831   $     36,556   $     44,890   $     13,864
                                                                          ============   ============   ============   ============
TRANSACTIONS IN SHARES:
  Shares sold ..........................................................    17,389,666      3,134,795     17,672,684      9,815,196
  Shares issued on reinvestment of distributions .......................       239,040        204,022        263,308         79,164
  Shares redeemed ......................................................    (6,183,504)    (4,018,253)    (2,210,731)      (443,146)
                                                                          ------------   ------------   ------------   ------------
  Net increase/(decrease) in shares outstanding ........................    11,445,202       (679,436)    15,725,261      9,451,214
                                                                          ============   ============   ============   ============

----------
*     Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                                  BBB BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED   SEPT. 25, 2003*
                                                               MAY 31, 2007      NOV. 30,    NOV. 30,    NOV. 30,        THROUGH
                                                                (UNAUDITED)        2006        2005        2004       NOV. 30, 2003
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period .......................     $   9.69        $   9.62    $   9.94    $   9.93       $  10.00
                                                                 --------        --------    --------    --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................................         0.25            0.53        0.49        0.38           0.06
Net realized and unrealized gain/(loss) on investments .....        (0.20)           0.06       (0.31)       0.06          (0.13)
                                                                 --------        --------    --------    --------       --------
Total from investment operations ...........................         0.05            0.59        0.18        0.44          (0.07)
                                                                 --------        --------    --------    --------       --------
LESS DISTRIBUTIONS:
Distributions from net investment income ...................        (0.25)          (0.52)      (0.49)      (0.43)            --
Distributions from net realized gains ......................           --              --       (0.01)         --             --
                                                                 --------        --------    --------    --------       --------
Total distributions ........................................        (0.25)          (0.52)      (0.50)      (0.43)            --
                                                                 --------        --------    --------    --------       --------
Net asset value, end of period .............................     $   9.49        $   9.69    $   9.62    $   9.94       $   9.93
                                                                 ========        ========    ========    ========       ========
TOTAL RETURN ...............................................         0.51%++         6.44%       1.75%       4.57%         (0.70)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................     $182,846        $ 75,805    $ 81,847    $ 49,228       $    199
Ratio of expenses to average net assets:
  Net of expense reimbursement .............................         0.00%+          0.00%       0.00%       0.00%          0.00%+
  Before expense reimbursement .............................         0.13%+          0.22%       0.28%       0.72%        224.56%+
Ratio of net investment income/(loss) to average net assets:
  Net of expense reimbursement .............................         5.50%+          5.49%       5.09%       4.86%          3.16%+
  Before expense reimbursement .............................         5.37%+          5.27%       4.81%       4.14%       (221.40)%+
Portfolio turnover rate ....................................          210%++          112%        104%        202%            87%++

----------
*     Commencement of operations.
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                                  MBS BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS ENDED     FEB. 28, 2006*
                                                            MAY, 31, 2007          THROUGH
                                                             (UNAUDITED)        NOV. 30, 2006
                                                          -----------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ....................     $  10.14            $  10.00
                                                              --------            --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................         0.24                0.34
Net realized and unrealized gain/(loss) on investments ..        (0.15)               0.13
                                                              --------            --------
Total from investment operations ........................         0.09                0.47
                                                              --------            --------
LESS DISTRIBUTIONS:
Distributions from net investment income ................        (0.24)              (0.33)
Distributions from net realized gains ...................        (0.00)#                --
                                                              --------            --------
Total distributions .....................................        (0.24)              (0.33)
                                                              --------            --------
Net asset value, end of period ..........................     $   9.99            $  10.14
                                                              ========            ========
TOTAL RETURN ............................................         0.93%++             4.86%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................     $251,628            $ 95,795
Ratio of expenses to average net assets:
  Net of expense reimbursement ..........................         0.00%+              0.00%+
  Before expense reimbursement ..........................         0.15%+              0.48%+
Ratio of net investment income to average net assets:
  Net of expense reimbursement ..........................         5.25%+              5.46%+
  Before expense reimbursement ..........................         5.10%+              4.98%+
Portfolio turnover rate .................................          132%++               19%++

----------
*     Commencement of operations.
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.
#     Amount is less than $0.01.

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

      The PIA BBB Bond Fund and the PIA MBS Bond Fund (the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Currently, the Funds offer the Managed Account Completion Shares (MACS) class. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the "BBB Bond Fund") is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor's Rating Group or the Baa category by Moody's Investors Services. The investment objective of the PIA MBS Bond Fund (the "MBS Bond Fund") is to provide a total rate of return that approximates that of mortgage-backed securities ("MBS") included in the Lehman Brothers MBS Fixed Rate Index. The BBB Bond Fund and MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Investments in other mutual funds are valued at their net asset value.

      REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds' net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to "rollover" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

      FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

      GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

      RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

      NEW ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The Funds will apply FIN 48 to all open tax years on the date of adoption, which is expected to be May 31, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser a fee. However, investors in the Funds will be charged management fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in "wrap-fee" programs pay fees to the program sponsor, who in turn pays fees to the Adviser. For the six months ended May 31, 2007, the Funds incurred no investment advisory fees.

      The Funds are responsible for their own operating expenses. PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets. The Adviser will continue the expense reimbursements for an indefinite period, but may discontinue reimbursing the Funds at any time. The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance of the discontinuance. The Adviser may not recoup expense reimbursements in future periods. For the six months ended May 31, 2007, the Adviser absorbed Fund expenses in the amount of $92,736 and $133,180 for the BBB Bond Fund and MBS Bond Fund, respectively.

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For the six months ended May 31, 2007, the BBB Bond Fund and MBS Bond Fund incurred $15,335 and $26,774 in administration fees, respectively.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

      U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. For the six months ended May 31, 2007, the BBB Bond Fund and MBS Bond Fund incurred $22,303 and $30,179 in fund accounting fees, respectively and $7,585 and $7,582 in transfer agent fees, respectively. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian. For the six months ended May 31, 2007, the BBB Bond Fund and MBS Bond Fund incurred $5,347 and $13,209 in custody fees, respectively.

      Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Funds are employees of the Administrator.

      For the six months ended May 31, 2007, the BBB Bond Fund and MBS Bond Fund were allocated $1,713 and $2,350 of the Chief Compliance Officer fee, respectively.

NOTE 4. PURCHASES AND SALES OF SECURITIES

      For the six months ended May 31, 2007, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $186,784,962 and $87,281,651, respectively, for the BBB Bond Fund and $357,643,692 and $228,285,266, respectively, for the MBS Bond Fund. Purchases and sales of U.S. government obligations for the six months ended May 31, 2007 were $206,696,488 and $200,747,512, respectively, for the BBB Bond Fund and $24,560,410 and $6,126,149, respectively, for the MBS Bond Fund.

NOTE 5. LINE OF CREDIT

      The BBB Bond Fund has a line of credit in the amount of $36,500,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the BBB Bond Fund's custodian, U.S. Bank, N.A. During the six months ended May 31, 2007, the BBB Bond Fund did not draw upon the line of credit.

NOTE 6. FEDERAL INCOME TAX INFORMATION

      Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and paydowns.

      As of November 30, 2006, the Funds' most recently completed fiscal period, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                               BBB BOND FUND   MBS BOND FUND
                                               -------------   -------------
   Cost of investments ......................   $ 74,740,018    $ 96,557,496
                                                ============    ============
   Gross tax unrealized appreciation ........   $  1,322,629    $  1,505,303
   Gross tax unrealized depreciation ........       (684,332)             --
                                                ------------    ------------
   Net tax unrealized appreciation ..........   $    638,297    $  1,505,303
                                                ============    ============
   Undistributed ordinary income ............   $     36,556    $     34,643
   Undistributed long-term capital gains ....             --              --
                                                ------------    ------------
   Total distributable earnings .............   $     36,556    $     34,643
                                                ============    ============
   Other accumulated gains/(losses) .........   $ (2,193,352)   $         --
                                                ------------    ------------
   Total accumulated earnings/(losses) ......   $ (1,518,499)   $  1,539,946
                                                ============    ============

      At November 30, 2006, the BBB Bond Fund had accumulated a capital loss carryforward of $2,193,352, of which $373,955 expires in 2013 and $1,819,397 expires in 2014. To the extent the BBB Bond Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

      The tax character of distributions paid during the six months ended May 31, 2007 and the period ended November 30, 2006 was as follows:

                            BBB BOND FUND               MBS BOND FUND
                    ---------------------------  ---------------------------
                    May 31, 2007  Nov. 30, 2006  May 31, 2007  Nov. 30, 2006
                    ------------  -------------  ------------  -------------
   Ordinary income   $3,968,329     $4,432,141    $4,678,843     $1,208,773

      Ordinary income distributions may include dividends paid from short-term capital gains.

NOTE 7. OTHER TAX INFORMATION

      For the period ended November 30, 2006, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the period ended November 30, 2006 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

                                    PIA FUNDS
                      NOTICE TO SHAREHOLDERS - MAY 31, 2007
                                   (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

      The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                    PIA FUNDS
                       BOARD REVIEW OF ADVISORY AGREEMENTS
                                   (UNAUDITED)

      At a meeting held on December 12, 2006, the Board, including the Independent Trustees, considered and approved the continuance of the Advisory Agreements for the Pacific Income Advisers ("PIA") BBB Bond Fund and the PIA MBS Bond Fund for an additional one-year term. Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser and the Administrator regarding the Funds. This information, together with the information provided to the Independent Trustees since each Fund's inception, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreements:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS. The Board considered the Adviser's specific responsibilities in all aspects of the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Adviser involved in the day-to-day activities of the Funds, including administration, marketing and compliance. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser's compliance record, and the Adviser's business continuity plan. The Board also considered the Board's knowledge of the Adviser's operations, and noted that during the course of the prior two fiscal years the Board had met personally or spoken by telephone with key officers of the Adviser three times to discuss various investment, marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under each Advisory Agreement and that the nature, overall quality, cost and extent of such investment Advisory services were satisfactory and reliable.

2. THE FUNDS' HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to its peer group, as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and each Fund's benchmark index or indices.

      PIA BBB BOND FUND. The Board noted that the Fund's year-to-date performance as of October 31, 2006 was slightly below its benchmark indices, the Lehman Baa Corporate Index and the Lehman Baa Credit Index, but that the Fund had outperformed the median of its peer group. The Board also noted that, although the Fund's year-to-date and since-inception performance trailed these benchmark indices, the Fund had outperformed the median of its peer group for the one-year period ended October 31, 2006. In addition, the Fund was ranked in the second quartile among its peer group for the three-month period ended October 31, 2006. The Trustees also noted that during the course of the prior two years they had met with the Adviser in person and by telephone to discuss various performance topics and had been satisfied with the Adviser's reports. The Board concluded that the Adviser's performance overall was satisfactory under current market conditions.

      PIA MBS BOND FUND. The Board noted that the Fund's performance since inception (February 28, 2006) through October 31, 2006 was above the median of its peer group and that the Fund had slightly outperformed its benchmark index, the Lehman Brothers MBS Fixed Rate Index. The Board also noted that the Fund was ranked in the first quartile among its peer group since inception and above the median of its peer group during the three-month period ended October 31, 2006. The Trustees noted that the Adviser's performance since inception included periods when the Fund had very few assets and was in a start-up phase, and therefore gave greater weight to more recent performance. The Trustees also noted that during the course of the year they had met with the Adviser in person and by telephone to discuss various performance topics and had been satisfied with the Adviser's reports. The Board concluded that the Adviser's performance overall was highly satisfactory under current market conditions.

                                    PIA FUNDS
                 BOARD REVIEW OF ADVISORY AGREEMENTS (CONTINUED)
                                   (UNAUDITED)

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER'S FEES UNDER THE ADVISORY AGREEMENTS. In considering the Advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund's fees and expenses to those funds in the respective independently-compiled Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.

      PIA BBB BOND FUND. The Board noted that the Adviser does not charge its authorized management fees to the BBB Bond Fund because investment in that Fund is limited to clients of the Adviser or its affiliates and participants in wrap fee programs that are advised by the Adviser. The Board noted that the Adviser also had voluntarily absorbed all of the BBB Bond Fund's ordinary operating expenses. The Board reviewed the Advisory fee arrangement and the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser's expense structure for some accounts would be different from that of the BBB Bond Fund. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the Advisory fee arrangement was fair and reasonable.

      PIA MBS BOND FUND. The Board noted that the Adviser does not charge its authorized management fees to the MBS Bond Fund because investment in that Fund is limited to clients of the Adviser or its affiliates and participants in wrap fee programs that are advised by the Adviser. The Board noted that the Adviser also had voluntarily absorbed all of the MBS Bond Fund's ordinary operating expenses. The Board reviewed the Advisory fee arrangement and the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser's expense structure for some accounts would be different from that of the MBS Bond Fund. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the Advisory fee arrangement was fair and reasonable.

4. ECONOMIES OF SCALE. The Board also considered the economies of scale being experienced by the Funds and concluded that all effective economies of scale for the Funds at each Fund's current asset levels were being shared by the Adviser in the form of controlled operating expenses. The Board also noted that, although the Funds did not have Advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints at this time.

5. THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser's financial information and took into account both the direct and indirect benefits to the Adviser from advising the Funds. The Board considered that the Adviser benefits from positive reputational value in advising the Funds. The Board noted that the Adviser had subsidized and was continuing to subsidize each Fund's operating expenses and had waived its entire management fee. The Board also considered the Adviser's estimate of the asset level at which each Fund and the Funds collectively would reach break-even levels by covering allocated overhead costs. After its review, the Board determined that there was currently limited profitability to the Adviser from the Advisory Agreements and therefore profitability could not be considered excessive. The Board also considered the financial soundness of the Adviser from the perspective of evaluating the Adviser's ability to continue to subsidize each Fund until it reached a point where it could generate a positive return to the Adviser. The Board concluded that the Adviser has adequate resources to adequately support the Funds.

      No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreements; rather, the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the Advisory arrangement with the Adviser, including Advisory fees, was fair and reasonable to the Funds, and that each Fund's shareholders were receiving reasonable value in return for the Advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreements was in the best interests of the Funds and their shareholders.

                      This page intentionally left blank.

                                     ADVISER
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                               Milwaukee, WI 53212

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                [PIA FUNDS LOGO]

                                   PIA FUNDS

                       - PIA MODERATE DURATION BOND FUND
                       - PIA SHORT-TERM SECURITIES FUND



                               SEMI-ANNUAL REPORT
                                  MAY 31, 2007

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2007 for the following series of the PIA Mutual Funds for which Pacific Income Advisers ("PIA") is the adviser: the Short-Term Securities Fund and the Moderate Duration Bond Fund.

During the 6 months ended May 31, the total returns, including the reinvestment of dividends and capital gains, were as follows:

      PIA Short-Term Securities Fund            2.04%
      PIA Moderate Duration Bond Fund           1.54%

The economic recovery slowed to a below average pace with a reported first quarter Gross Domestic Product (GDP) of 0.7% compared to 3.3% for 2006. Year over year change in the Consumer Price Index (CPI) for recent months was around 2.2%, down from the 2.6% pace of 2006. The Federal Reserve continued their vigilance on inflationary pressures by maintaining the Fed Funds rate at 5.25%. Yields on 6-month treasury bills declined 13 basis points while yields on 5- and 30-year treasuries rose by 40 and 45 basis points, respectively. The rise in longer term rates came mostly in May. Bond market participants viewed that (1) the Fed may be on hold throughout 2007, (2) the economy may pick up some strength and (3) further declines in inflation in 2007 may be difficult to achieve.

The Short-Term Securities Fund's 6-month return was below the Merrill Lynch 1-Year U.S. Treasury Note Index which was 2.24%. The allocation of part of the portfolio to short average life/floating rate mortgage-backed securities helped the return through a higher yield than treasuries.

The Moderate Duration Bond Fund's 6-month return was higher than the return of the Lehman Aggregate Bond Index which was 0.69%. The Fund had a shorter maturity structure during part of the period.

Please take a moment to review your fund(s)' statement of assets and liabilities and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2007.


/s/ Lloyd McAdams

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

PLEASE REFER TO THE FOLLOWING PAGE FOR IMPORTANT DISCLOSURE INFORMATION.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Brothers Aggregate Bond Index (The Index) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index (The Index) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index.

Basis point equals 1/100th of 1%. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

Quasar Distributors, LLC, Distributor. (7/07)

                                    PIA FUNDS
                         EXPENSE EXAMPLE - MAY 31, 2007
                                  (UNAUDITED)

      As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/06 - 5/31/07).

ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.50% and 0.35% per the advisory agreement for the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund, respectively. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                                BEGINNING         ENDING        DURING PERIOD
                                              ACCOUNT VALUE    ACCOUNT VALUE      12/1/06 -
                                                 12/1/06          5/31/07          5/31/07*
                                              -------------    -------------    -------------
PIA MODERATE DURATION BOND FUND
  Actual                                        $1,000.00        $1,015.40          $2.51
  Hypothetical (5% return before expenses)      $1,000.00        $1,022.44          $2.52

PIA SHORT-TERM SECURITIES FUND
  Actual                                        $1,000.00        $1,020.40          $1.76
  Hypothetical (5% return before expenses)      $1,000.00        $1,023.19          $1.77

----------
* Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratios of the PIA Moderate Duration Bond Fund and PIA Short-Term Securities Fund are 0.50% and 0.35%, respectively.

                                    PIA FUNDS
                         PIA MODERATE DURATION BOND FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2007
                                   (UNAUDITED)

INVESTMENTS BY TYPE
AS A PERCENTAGE OF NET ASSETS

 [The following table was represented as a pie chart in the printed material.]

             Corporate Bonds & Notes                           19%
             Mortgage-Backed Securities                        31%
             U.S. Government Agencies and Instrumentalities    36%
             Cash Equivalents and Other Assets                 14%

                                   PIA FUNDS
                         PIA SHORT-TERM SECURITIES FUND
                 ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2007
                                  (UNAUDITED)

INVESTMENTS BY ISSUER
AS A PERCENTAGE OF NET ASSETS

 [The following table was represented as a pie chart in the printed material.]

             Federal Home Loan Mortgage Corp.                  22%
             Federal National Mortgage Assoc.                  42%
             Government National Mortgage Assoc.                5%
             Federal Home Loan Bank                             6%
             United States Treasury                            23%
             Cash Equivalents and Other Assets                  2%

                                   PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                  (UNAUDITED)

PIA MODERATE DURATION BOND FUND
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 19.5%
AEROSPACE/DEFENSE 1.0%
             United Technologies Corp.
$   100,000   4.375%, due 5/1/10 ..............................    $     97,411
                                                                   ------------
AUTO MANUFACTURERS 1.0%
             DaimlerChrysler NA Holding Corp.
    100,000   5.875%, due 3/15/11 .............................         101,096
                                                                   ------------
BANKS 3.0%
             Bank of America Corp.
    100,000   5.375%, due 8/15/11 .............................         100,013
             Wachovia Corp.
    100,000   4.375%, due 6/1/10 ..............................          97,300
             Wells Fargo & Co.
    100,000   4.625%, due 8/9/10 ..............................          97,875
                                                                   ------------
                                                                        295,188
                                                                   ------------
CONSUMER PRODUCTS 1.0%
             Clorox Co.
    100,000   5.00%, due 1/15/15 ..............................          94,766
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES 2.8%
             Countrywide Home Loan
    100,000   4.125%, due 9/15/09 .............................          96,958
             HSBC Finance Corp.
    100,000   4.125%, due 11/16/09 ............................          97,042
             SLM Corp.
    100,000   5.00%, due 10/1/13 ..............................          88,927
                                                                   ------------
                                                                        282,927
                                                                   ------------
ELECTRIC UTILITIES 2.0%
             Dominion Resources, Inc.
    100,000   5.15%, due 7/15/15 ..............................          96,417
             Duke Energy Corp.
    100,000   6.25%, due 1/15/12 ..............................         103,077
                                                                   ------------
                                                                        199,494
                                                                   ------------
FOOD 0.5%
             ConAgra Foods, Inc.
     50,000   6.75%, due 9/15/11 ..............................          52,145
                                                                   ------------
INSURANCE 1.0%
             MetLife, Inc.
    100,000   5.00%, due 6/15/15 ..............................          95,627
                                                                   ------------
MACHINERY 1.0%
             John Deere Capital Corp.
    100,000   5.10%, due 1/15/13 ..............................          97,931
                                                                   ------------
MEDIA 2.0%
             Time Warner, Inc.
    100,000   6.75%, due 4/15/11 ..............................         104,061
             Viacom, Inc.
    100,000   6.25%, due 4/30/16 ..............................         100,013
                                                                   ------------
                                                                        204,074
                                                                   ------------
OIL & GAS 1.1%
             Occidental Petroleum Corp.
    100,000   6.75%, due 1/15/12 ..............................         105,689
                                                                   ------------
RETAIL 1.1%
             Target Corp.
    100,000   7.00%, due 7/15/31 ..............................         112,289
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                                   PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                  (UNAUDITED)

PIA MODERATE DURATION BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
SAVINGS & LOANS 1.0%
             Washington Mutual, Inc.
$   100,000   5.125%, due 1/15/15 .............................    $     95,347
                                                                   ------------
TELECOMMUNICATIONS 1.0%
             BellSouth Corp.
    100,000   6.00%, due 10/15/11 .............................         101,969
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
             (cost $1,966,387) ................................       1,935,953
                                                                   ------------
MORTGAGE-BACKED SECURITIES 31.0%
COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
             FHLMC Series 1387 S
      1,238   5.223%, due 10/15/07 (a)(d)(e) ..................               1
                                                                   ------------
U.S. GOVERNMENT AGENCIES 31.0%
             FHLMC Pool
    255,999   4.50%, due 1/1/19, #B11934 ......................         245,730
    424,601   5.00%, due 8/1/34, #G08004 ......................         405,120
    273,384   5.00%, due 10/1/34, #A27698 .....................         260,841
    485,927   5.00%, due 8/1/36, #A51601 ......................         463,275
             FNMA Pool
    239,194   6.00%, due 3/1/33, #555285 ......................         240,418
    650,835   5.50%, due 10/1/33, #748710 .....................         637,360
             GNMA Pool
    315,093   5.50%, due 3/15/34, #623405 .....................         310,131
    286,836   5.50%, due 8/15/36, #656221 .....................         282,053
    233,438   6.00%, due 8/15/36, #609011 .....................         234,634
                                                                   ------------
                                                                      3,079,562
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
             (cost $3,147,400) ................................       3,079,563
                                                                   ------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 35.7%
U.S. GOVERNMENT AGENCIES 5.0%
             FNMA
    500,000   5.25%, due 9/15/16 ..............................         500,911
                                                                   ------------
U.S. TREASURY BONDS 9.5%
             U.S. Treasury Bond
    140,000   8.125%, due 8/15/21 .............................         182,711
    150,000   7.125%, due 2/15/23 .............................         182,449
    555,000   5.375%, due 2/15/31 .............................         578,978
                                                                   ------------
                                                                        944,138
                                                                   ------------
U.S. TREASURY NOTES 21.2%
             U.S. Treasury Note
    500,000   4.75%, due 2/28/09 ..............................         498,477
    900,000   4.75%, due 2/15/10 ..............................         897,117
    500,000   4.625%, due 2/29/12 .............................         495,313
    225,000   4.50%, due 11/15/15 .............................         219,024
                                                                   ------------
                                                                      2,109,931
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
             (cost $3,600,157) ................................       3,554,980
                                                                   ------------
RIGHTS 0.0%
          1  Global Crossing North America, Inc.
              Liquidating Trust (b)(c) (cost $0) ..............              --
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                                   PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                  (UNAUDITED)

PIA MODERATE DURATION BOND FUND (CONTINUED)
-------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 13.0%
     50,516  AIM STIT - Treasury Mutual Fund ..................    $     50,516
             FHLB Discount Note
$ 1,242,000   Zero Coupon, due 6/1/07 .........................       1,242,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
             (cost $1,292,516) ................................       1,292,516
                                                                   ------------
TOTAL INVESTMENTS
             (cost $10,006,460) ..................    99.2%           9,863,012
OTHER ASSETS LESS LIABILITIES ....................     0.8%              75,340
                                                                   ------------
TOTAL NET ASSETS .................................   100.0%        $  9,938,352
                                                                   ============

----------
(a) Variable rate note. Rate shown reflects the rate in effect at May 31, 2007.
(b) Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of May 31, 2007, the security had a cost and value of $0 (0.0% of total net assets).
(c) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(d) Illiquid security. As of May 31, 2007, the security had a value of $1 (less than 0.1% of total net assets).
(e) Interest only security. Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of May 31, 2007.

      FHLB - Federal Home Loan Bank
      FHLMC - Federal Home Loan Mortgage Corporation
      FNMA - Federal National Mortgage Association
      GNMA - Government National Mortgage Association

PIA SHORT-TERM SECURITIES FUND
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 12.6%
PRIVATE 0.0%
             Prudential Home Mortgage Securities
$    18,200   7.50%, due 3/25/08 ..............................    $     18,137
                                                                   ------------
U.S. GOVERNMENT AGENCIES 12.6%
             FHLMC ARM Pool (a)
     51,657   6.874%, due 8/1/15, #755204 .....................          51,858
     44,250   7.203%, due 2/1/22, #845113 .....................          44,716
     78,620   5.843%, due 10/1/22, #635206 ....................          78,694
     29,648   7.251%, due 6/1/23, #845755 .....................          30,042
     16,596   7.205%, due 2/1/24, #609231 .....................          16,755
    882,345   7.381%, due 1/1/25, #785726 .....................         892,883
    144,159   6.648%, due 1/1/33, #1B0668 .....................         145,924
             FNMA ARM Pool (a)
     49,525   7.569%, due 7/1/25, #555206 .....................          50,016
    477,314   6.545%, due 7/1/27, #424953 .....................         479,430
    242,339   7.297%, due 3/1/28, #556438 .....................         244,189
    252,060   6.279%, due 6/1/29, #508399 .....................         252,765
    476,295   6.27%, due 4/1/30, #562912 ......................         477,650
    211,693   7.262%, due 8/1/30, #556824 .....................         213,373
    181,353   7.232%, due 10/1/30, #670317 ....................         183,856
     50,139   6.895%, due 7/1/31, #592745 .....................          50,894
    123,666   7.442%, due 9/1/31, #597196 .....................         124,943
     86,856   7.277%, due 11/1/31, #610547 ....................          87,844
    108,045   7.125%, due 4/1/32, #629098 .....................         109,535
    110,424   7.25%, due 2/1/33, #670257 ......................         111,797
             FNMA Pool
     33,050   11.00%, due 1/1/13, #415842 .....................          35,382
             GNMA II ARM Pool (a)
     23,383   6.125%, due 11/20/21, #8871 .....................          23,661
    163,688   6.125%, due 10/20/22, #8062 .....................         165,425
    378,426   6.125%, due 11/20/26, #80011 ....................         382,662
     79,507   6.125%, due 11/20/26, #80013 ....................          80,528
     42,331   6.125%, due 12/20/26, #80021 ....................          42,791
     23,862   6.375%, due 1/20/27, #80029 .....................          24,152
    351,656   5.75%, due 7/20/27, #80094 ......................         355,425
    515,809   5.75%, due 8/20/27, #80104 ......................         521,159
     21,556   6.125%, due 10/20/27, #80122 ....................          21,801

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2007
                                   (UNAUDITED)

PIA SHORT-TERM SECURITIES FUND (CONTINUED)
-------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                          VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 12.6% (CONTINUED)
              GNMA II ARM Pool (a) (continued)
$   197,178   6.375%, due 1/20/28, #80154 .....................    $    199,671
    441,058   6.125%, due 10/20/29, #80331 ....................         446,314
     91,323   6.125%, due 11/20/29, #80344 ....................          92,382
                                                                   ------------
                                                                      6,038,517
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
             (cost $6,147,575) ................................       6,056,654
                                                                   ------------
U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 85.5%
U.S. GOVERNMENT AGENCIES 62.1%
               FHLB
  2,700,000   3.625%, due 1/15/08  ............................       2,672,635
               FHLMC
  3,250,000   5.75%, due 4/15/08 ..............................       3,262,213
  3,250,000   3.875%, due 6/15/08 .............................       3,204,201
  3,000,000   4.625%, due 12/19/08  ...........................       2,971,446
               FNMA
  1,900,000   4.75%, due 8/3/07 ...............................       1,898,427
  2,500,000   5.00%, due 9/14/07 ..............................       2,498,377
  4,900,000   6.625%, due 10/15/07 ............................       4,923,711
  2,500,000   3.25%, due 11/15/07 .............................       2,477,915
  2,500,000   5.25%, due 12/3/07 ..............................       2,499,438
  3,500,000   3.25%, due 1/15/08 ..............................       3,456,824
                                                                   ------------
                                                                     29,865,187
                                                                   ------------

U.S. TREASURY NOTES 23.4%
             U.S. Treasury Note
    400,000   4.375%, due 1/31/08 .............................         398,688
  1,500,000   5.625%, due 5/15/08 .............................       1,508,204
  2,400,000   4.875%, due 8/31/08 .............................       2,396,251
  3,000,000   4.875%, due 10/31/08 ............................       2,995,314
  4,000,000   4.50%, due 2/15/09 ..............................       3,970,628
                                                                   ------------
                                                                     11,269,085
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
             (cost $41,197,389) ...............................      41,134,272
                                                                   ------------

-------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 0.8%
     50,978  AIM STIT - Treasury Mutual Fund ..................          50,978
             FHLB Discount Note
$   331,000   Zero Coupon, due 6/1/07 .........................         331,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
             (cost $381,978) ..................................         381,978
                                                                   ------------
TOTAL INVESTMENTS
             (cost $47,726,942) ...................   98.9%          47,572,904
OTHER ASSETS LESS LIABILITIES .....................    1.1%             508,950
                                                                   ------------
TOTAL NET ASSETS ..................................  100.0%        $ 48,081,854
                                                                   ============

----------
(a) Variable rate note. Rate shown reflects the rate in effect at May 31, 2007.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
               STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 2007
                                   (UNAUDITED)

                                                                                      MODERATE
                                                                                      DURATION      SHORT-TERM
                                                                                      BOND FUND   SECURITIES FUND
                                                                                    ------------  ---------------
ASSETS:
  Investments in securities, at value
    (cost $10,006,460 and $47,726,942, respectively) .............................  $  9,863,012    $ 47,572,904
  Receivable for securities sold .................................................            --          17,283
  Deposit of cash in segregated account ..........................................        21,978              --
  Interest receivable ............................................................        89,521         536,470
  Due from investment adviser (Note 3) ...........................................         8,730           1,688
  Prepaid expenses ...............................................................        15,180          16,944
                                                                                    ------------    ------------
    Total assets .................................................................     9,998,421      48,145,289
                                                                                    ------------    ------------
LIABILITIES:
  Payable for fund shares redeemed ...............................................           900           5,000
  Dividends payable ..............................................................        17,251           7,579
  Accrued distribution fees ......................................................        19,174          24,194
  Administration fees ............................................................         2,123           2,548
  Custody fees ...................................................................           449           1,220
  Transfer agent fees and expenses ...............................................         2,690           3,342
  Fund accounting fees ...........................................................         5,979           5,556
  Professional fees ..............................................................         8,811           8,807
  Chief Compliance Officer fee ...................................................           179             391
  Accrued expenses and other liabilities .........................................         2,513           4,798
                                                                                    ------------    ------------
    Total liabilities ............................................................        60,069          63,435
                                                                                    ------------    ------------
    Net Assets ...................................................................  $  9,938,352    $ 48,081,854
                                                                                    ============    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, par value $0.01 per share;
    unlimited shares authorized ..................................................  $ 11,859,960    $ 49,527,978
  Undistributed net investment income/(loss) .....................................         7,870         (38,122)
  Accumulated net realized loss on investments and futures contracts closed ......    (1,786,030)     (1,253,964)
  Net unrealized depreciation on investments .....................................      (143,448)       (154,038)
                                                                                    ------------    ------------
    Net Assets ...................................................................  $  9,938,352    $ 48,081,854
                                                                                    ============    ============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE .....................................................  $      18.36    $       9.93
                                                                                    ============    ============
SHARES OUTSTANDING ...............................................................       541,205       4,840,110
                                                                                    ============    ============

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
            STATEMENTS OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2007
                                   (UNAUDITED)

                                                                        MODERATE
                                                                        DURATION          SHORT-TERM
                                                                        BOND FUND      SECURITIES FUND
                                                                      ------------     ---------------
INVESTMENT INCOME:
  Interest .........................................................  $    324,649       $  1,272,264
                                                                      ------------       ------------
    Total investment income ........................................       324,649          1,272,264
                                                                      ------------       ------------
EXPENSES:
  Investment advisory fees (Note 3) ................................        19,416             50,800
  Fund accounting fees (Note 3) ....................................        17,457             17,003
  Administration fees (Note 3) .....................................        12,465             14,959
  Professional fees ................................................        11,655             12,826
  Transfer agent fees and expenses (Note 3) ........................         9,191             11,339
  Registration fees ................................................         8,310              8,470
  Distribution fees (Note 4) .......................................         6,472             14,548
  Trustees' fees ...................................................         3,082              3,465
  Insurance ........................................................         2,817              3,867
  Custody fees (Note 3) ............................................         2,375              4,390
  Reports to shareholders ..........................................         1,246              3,439
  Miscellaneous ....................................................           828              1,408
  Chief Compliance Officer fee (Note 3) ............................           290                965
                                                                      ------------       ------------
    Total expenses .................................................        95,604            147,479
  Less: Expense waiver and reimbursement from adviser (Note 3) .....       (63,245)           (58,579)
                                                                      ------------       ------------
    Net expenses ...................................................        32,359             88,900
                                                                      ------------       ------------
      Net investment income ........................................       292,290          1,183,364
                                                                      ------------       ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS CLOSED:
  Net realized gain/(loss) on:
    Investments ....................................................       137,861               (656)
    Futures contracts closed .......................................         1,689                 --
                                                                      ------------       ------------
      Net realized gain/(loss) .....................................       139,550               (656)
                                                                      ------------       ------------
Net change in unrealized depreciation on investments ...............      (159,072)          (113,648)
                                                                      ------------       ------------
  Net loss on investments and futures contracts closed .............       (19,522)          (114,304)
                                                                      ------------       ------------
Net increase in net assets resulting from operations ...............  $    272,768       $  1,069,060
                                                                      ============       ============

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               MODERATE DURATION                SHORT-TERM
                                                                                   BOND FUND                  SECURITIES FUND
                                                                          ---------------------------------------------------------
                                                                           Six Months        Year        Six Months        Year
                                                                              Ended         Ended           Ended         Ended
                                                                          May 31, 2007     Nov. 30,     May 31, 2007     Nov. 30,
                                                                           (Unaudited)       2006        (Unaudited)       2006
                                                                          ---------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ................................................  $    292,290   $    693,834   $  1,183,364   $  2,033,174
  Net realized gain/(loss) on investments and futures contracts closed..       139,550       (123,298)          (656)       (87,876)
  Net change in unrealized appreciation/(depreciation) on investments ..      (159,072)       276,003       (113,648)       258,217
                                                                          ------------   ------------   ------------   ------------
  Net increase in net assets resulting from operations .................       272,768        846,539      1,069,060      2,203,515
                                                                          ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Distributions from net investment income .............................      (293,355)      (693,542)    (1,229,211)    (2,112,283)
                                                                          ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold ........................................     1,348,072      3,102,806     16,778,183      8,421,697
  Distributions reinvested .............................................       128,595        322,705      1,154,858      1,930,553
  Payment for shares redeemed ..........................................    (7,643,869)    (3,118,790)   (10,856,123)   (19,166,272)
                                                                          ------------   ------------   ------------   ------------
  Net increase/(decrease) in net assets
    from capital share transactions ....................................    (6,167,202)       306,721      7,076,918     (8,814,022)
                                                                          ------------   ------------   ------------   ------------
  Total increase/(decrease) in net assets ..............................    (6,187,789)       459,718      6,916,767     (8,722,790)
                                                                          ------------   ------------   ------------   ------------
NET ASSETS, BEGINNING OF PERIOD ........................................    16,126,141     15,666,423     41,165,087     49,887,877
                                                                          ------------   ------------   ------------   ------------
NET ASSETS, END OF PERIOD ..............................................  $  9,938,352   $ 16,126,141   $ 48,081,854   $ 41,165,087
                                                                          ============   ============   ============   ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS) OF .................  $      7,870   $      8,935   $    (38,122)  $      7,725
                                                                          ============   ============   ============   ============
TRANSACTIONS IN SHARES:
  Shares sold ..........................................................        72,587        170,322      1,682,018        844,618
  Shares issued on reinvestment of distributions .......................         6,948         17,739        116,029        193,885
  Shares redeemed ......................................................      (410,043)      (171,570)    (1,087,079)    (1,917,965)
                                                                          ------------   ------------   ------------   ------------
  Net increase/(decrease) in shares outstanding ........................      (330,508)        16,491        710,968       (879,462)
                                                                          ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                           MODERATE DURATION BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                       ENDED       YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   MAY 31, 2007     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                    (UNAUDITED)       2006         2005         2004         2003         2002
                                                   ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each
period)
Net asset value, beginning of period .............   $  18.50       $  18.32     $  18.59     $  19.41     $  19.91     $  20.15
                                                     --------       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................       0.43           0.82         0.68         0.74         0.94         0.94
Net realized and unrealized gain/(loss) on
  investments and futures contracts closed .......      (0.15)          0.17        (0.25)       (0.19)       (0.05)       (0.13)
                                                     --------       --------     --------     --------     --------     --------
Total from investment operations .................       0.28           0.99         0.43         0.55         0.89         0.81
                                                     --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from net investment income .........      (0.42)         (0.81)       (0.70)       (0.73)       (1.00)       (0.91)
Distributions from net realized gains ............         --             --           --        (0.64)       (0.39)       (0.14)
                                                     --------       --------     --------     --------     --------     --------
Total distributions ..............................      (0.42)         (0.81)       (0.70)       (1.37)       (1.39)       (1.05)
                                                     --------       --------     --------     --------     --------     --------
Net asset value, end of period ...................   $  18.36       $  18.50     $  18.32     $  18.59     $  19.41     $  19.91
                                                     ========       ========     ========     ========     ========     ========
TOTAL RETURN .....................................       1.54%++        5.58%        2.30%        2.94%        4.60%        4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............   $  9,938       $ 16,126     $ 15,666     $ 14,403     $ 39,051     $ 60,008
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ..............       0.50%+         0.50%        0.50%        0.47%        0.45%        0.45%
  Before waivers and reimbursements ..............       1.48%+         1.26%        1.28%        0.99%        0.73%        0.70%
Ratio of net investment income
  to average net assets:
  Net of waivers and reimbursements ..............       4.52%+         4.44%        3.67%        3.53%        4.69%        4.76%
  Before waivers and reimbursements ..............       3.54%+         3.68%        2.89%        3.01%        4.41%        4.51%
Portfolio turnover rate ..........................         73%++         231%         287%         316%         190%         297%

----------
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                           SHORT-TERM SECURITIES FUND
                              FINANCIAL HIGHLIGHTS

                                                            SIX MONTHS
                                                               ENDED      YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                           MAY 31, 2007    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                            (UNAUDITED)      2006        2005        2004        2003        2002
                                                           -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period .....................   $   9.97      $   9.96    $  10.03    $  10.15    $  10.29    $  10.36
                                                             --------      --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................................       0.23          0.41        0.26        0.25        0.20        0.36
Net realized and unrealized gain/(loss)
  on investments .........................................      (0.03)         0.03       (0.04)      (0.12)      (0.04)      (0.07)
                                                             --------      --------    --------    --------    --------    --------
Total from investment operations .........................       0.20          0.44        0.22        0.13        0.16        0.29
                                                             --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
Distributions from net investment income .................      (0.24)        (0.43)      (0.29)      (0.25)      (0.28)      (0.35)
Distributions from net realized gains ....................         --            --          --          --       (0.02)      (0.01)
                                                             --------      --------    --------    --------    --------    --------
Total distributions ......................................      (0.24)        (0.43       (0.29)      (0.25)      (0.30)      (0.36)
                                                             --------      --------    --------    --------    --------    --------
Net asset value, end of period ...........................   $   9.93      $   9.97    $   9.96    $  10.03    $  10.15    $  10.29
                                                             ========      ========    ========    ========    ========    ========
TOTAL RETURN .............................................       2.04%++       4.49%       2.23%       1.33%       1.56%       2.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................   $ 48,082      $ 41,165    $ 49,888    $ 48,350    $ 69,482    $ 72,743
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ......................       0.35%+        0.35%       0.35%       0.35%       0.35%       0.35%
  Before waivers and reimbursements ......................       0.58%+        0.63%       0.67%       0.66%       0.59%       0.58%
Ratio of net investment income
  to average net assets:
  Net of waivers and reimbursements ......................       4.66%+        4.04%       2.63%       1.88%       1.99%       3.16%
  Before waivers and reimbursements ......................       4.43%+        3.76%       2.31%       1.57%       1.75%       2.93%
Portfolio turnover rate ..................................         22%++         84%         47%         28%         74%        185%

----------
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.

   The accompanying notes are an integral part of these financial statements.

                                    PIA FUNDS
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

      The PIA Moderate Duration Bond Fund (formerly, PIA Total Return Bond Fund) and PIA Short-Term Securities Fund (formerly, PIA Short-Term Government Securities Fund) (together, the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing invest- ment objectives. The investment objective of the PIA Moderate Duration Bond Fund (the "Moderate Duration Fund") is to maximize total return through investing in bonds while minimizing risk as compared to the market. The investment objective of the PIA Short-Term Securities Fund (the "Short-Term Fund") is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities. The Moderate Duration Fund and Short-Term Fund commenced operations on September 1, 1998 and April 22, 1994, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these secu- rities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula- based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Investments in other mutual funds are valued at their net asset value.

      REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a forward-commit- ment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds' net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to "rollover" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

      FUTURES TRANSACTIONS - In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each Fund may enter into futures contracts. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securi- ties. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

      Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the Fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

      FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on secu- rities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net invest- ment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

      GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contin- gent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

      RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

      NEW ACCOUNTING PRONOUNCEMENTS - On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The Funds will apply FIN 48 to all open tax years on the date of adoption, which is expected to be May 31, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of FIN 48.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds have an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Moderate Duration Fund and Short-Term Fund pay fees calculated at an annual rate of 0.30% and 0.20%, respectively, based upon the average daily net assets of the Funds. For the six months ended May 31, 2007, the Moderate Duration Fund and Short-Term Fund incurred $19,416 and $50,800 in advisory fees, respectively.

      The Funds are responsible for their own operating expenses. The Adviser has voluntarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Moderate Duration Fund's and the Short-Term Fund's aggregate annual operating expenses to 0.50% and 0.35% of average daily net assets, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, beginning December 1, 2004. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds' payment of current ordinary operating expenses. For the six months ended May 31, 2007, the Adviser reduced its fees and absorbed Fund expenses in the amount of $63,245 and $58,579 for the Moderate Duration Fund and Short-Term Fund, respectively. No amounts were reimbursed to the Adviser. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

                                MODERATE DURATION      SHORT-TERM
            YEAR                    BOND FUND        SECURITIES FUND
            ----                -----------------    ---------------
            2008 ............        $125,061           $157,341
            2009 ............         118,908            138,639
            2010 ............          63,245             58,579
                                     --------           --------
                                     $307,214           $354,559
                                     ========           ========

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For the six months ended May 31, 2007, the Moderate Duration Fund and Short-Term Fund incurred $12,465 and $14,959 in administration fees, respectively.

      U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. For the six months ended May 31, 2007, the Moderate Duration Fund and Short-Term Fund incurred $17,457 and $17,003 in fund accounting fees, respectively, and $7,518 and $9,000 in transfer agent fees, respectively. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian. For the six months ended May 31, 2007, the Moderate Duration Fund and Short-Term Fund incurred $2,375 and $4,390 in custody fees, respectively.

      Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Funds are employees of the Administrator.

      For the six months ended May 31, 2007, the Moderate Duration Fund and Short-Term Fund were allocated $290 and $965 of the Chief Compliance Officer fee, respectively.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

      The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.10% of the Moderate Duration Fund's average daily net assets and 0.05% of the Short-Term Fund's average daily net assets. Prior to January 1, 2007, the Plan permitted the Short-Term Fund to pay for expenses at an annual rate of up to 0.10% of its average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Distributor as "Distribution Coordinator." For the six months ended May 31, 2007, the Moderate Duration Fund and Short-Term Fund paid the Distributor $6,472 and $14,548, respectively.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended May 31, 2007, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $1,828,148 and $5,499,500, respectively, for the Moderate Duration Fund and $2,987,277 and $5,749,616, respectively, for the Short-Term Fund. Purchases and sales of U.S. government obligations for the six months ended May 31, 2007 were $6,742,978 and $8,891,948, respectively, for the Moderate Duration Fund and $13,894,852 and $2,604,336, respectively, for the Short-Term Fund.

NOTE 6. LINE OF CREDIT

      The Moderate Duration Fund and Short-Term Fund have lines of credit in the amount of $3,250,000 and $18,000,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank, N.A. During the six months ended May 31, 2007, the Funds did not draw upon the lines of credit.

NOTE 7. FEDERAL INCOME TAX INFORMATION

      Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

      As of November 30, 2006, the Funds' most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                           MODERATE DURATION        SHORT-TERM
                                               BOND FUND         SECURITIES FUND
                                           -----------------     ---------------
Cost of investments ......................    $16,578,333          $43,058,735
                                              ===========          ===========
Gross tax unrealized appreciation ........    $   108,905          $    56,059
Gross tax unrealized depreciation ........       (112,728)             (96,449)
                                              -----------          -----------
Net tax unrealized depreciation ..........    $    (3,823)         $   (40,390)
                                              ===========          ===========
Undistributed ordinary income ............    $     8,935          $     7,725
Undistributed long-term capital gains ....             --                   --
                                              -----------          -----------
Total distributable earnings .............    $     8,935          $     7,725
                                              ===========          ===========
Other accumulated gains/(losses) .........    $(1,906,133)         $(1,253,308)
                                              -----------          -----------
Total accumulated earnings/(losses) ......    $(1,901,021)         $(1,285,973)
                                              ===========          ===========

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (CONTINUED)
                                   (UNAUDITED)

      At November 30, 2006, the Moderate Duration Fund and Short-Term Fund had accumulated capital loss carryforwards of $1,906,133 and $1,253,308, respectively, of which $0 and $525,317, respectively, expire in the year 2011, $1,744,973 and $326,612, respectively, expire in the year 2012, $0 and $183,103, respectively, expire in the year 2013 and $161,160 and $218,276, respectively, expire in the year 2014. To the extent the Funds realize future net capital gains, those gains will be offset by any available capital loss carryforward.

      The tax character of distributions paid during the six months ended May 31, 2007 and the fiscal year ended November 30, 2006 was as follows:

                          MODERATE DURATION                SHORT-TERM
                              BOND FUND                  SECURITIES FUND
                   ----------------------------   ----------------------------
                   May 31, 2007   Nov. 30, 2006   May 31, 2007   Nov. 30, 2006
                   ------------   -------------   ------------   -------------
Ordinary income      $293,355        $693,542      $1,229,211      $2,112,283

      Ordinary income distributions may include dividends paid from short-term capital gains.

NOTE 8. OTHER TAX INFORMATION

      For the year ended November 30, 2006, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2006 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

                                    PIA FUNDS
                      NOTICE TO SHAREHOLDERS - MAY 31, 2007
                                   (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2006

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

      The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                    PIA FUNDS
                       BOARD REVIEW OF ADVISORY AGREEMENT
                                   (UNAUDITED)

      At a meeting held on December 12, 2006, the Board, including the Independent Trustees, considered and approved the continuance of the Advisory Agreement for the Pacific Income Advisers ("PIA") Short-Term Securities Fund (formerly PIA Short-Term Government Securities Fund) and the PIA Moderate Duration Bond Fund (formerly PIA Total Return Bond Fund) for an additional one-year term. Prior to the meeting, the Independent Trustees had requested detailed information from the Adviser and the Administrator regarding the Funds. This information, together with the information provided to the Independent Trustees since each Fund's inception, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT. The Board considered the Adviser's specific responsibilities in all aspects of the day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Adviser involved in the day-to-day activities of the Funds, including administration, marketing and compliance. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser's compliance record, and the Adviser's business continuity plan. The Board also considered the Board's knowledge of the Adviser's operations, and noted that during the course of the prior two fiscal years the Board had met personally or spoken by telephone with key officers of the Adviser three times to discuss various investment, marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreement and that the nature, overall quality, cost and extent of such investment Advisory services were satisfactory and reliable.

2. THE FUNDS' HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to its peer group, as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and each Fund's benchmark index or indices.

      PIA SHORT-TERM SECURITIES FUND. The Board noted that the Fund's year-to-date performance as of October 31, 2006 was above the median of its peer group and that the Fund had outperformed its benchmark index, the Merrill Lynch 1-Year U.S. Treasury Note Index. The Board also noted that the Fund's one-year and three-year performance was ahead of the median of its peer group and was ranked in the first quartile among its peer group for these periods. The Trustees also noted that during the course of the prior two years they had met with the Adviser in person and by telephone to discuss various performance topics and had been satisfied with the Adviser's reports. The Board concluded that the Adviser's performance overall was highly satisfactory under current market conditions.

      PIA MODERATE DURATION BOND FUND. The Board noted that the Fund's year-to-date performance as of October 31, 2006 matched the performance of the median of its peer group but slightly trailed its benchmark index, the Lehman Brothers Aggregate Bond Index. The Board also noted that, although the Fund's one-year, three-year and five-year performances trailed its benchmark index and its peer group, it was ranked in the second quartile with respect to the Fund's year-to-date performance as of October 31, 2006. The Trustees also noted that during the course of the prior two years they had met with the Adviser in person and by telephone to discuss various performance topics and had been satisfied with the Adviser's reports. The Board concluded that the Adviser's performance overall was satisfactory under current market conditions.

                                    PIA FUNDS
                 BOARD REVIEW OF ADVISORY AGREEMENT (CONTINUED)
                                   (UNAUDITED)

3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER'S FEES UNDER THE ADVISORY AGREEMENT. In considering the Advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund's fees and expenses to those funds in the respective independently-compiled Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.

      PIA SHORT-TERM SECURITIES FUND. The Board noted that the Adviser had voluntarily agreed to maintain an annual expense ratio of 0.35%, which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience. The Board noted that the Short-Term Securities Fund's total expense ratio was below its peer group median after considering expense waivers. The Board also noted that, in order to keep the Short-Term Securities Fund operating within the current expense limitation, the Adviser had reimbursed the Short-Term Securities Fund for a portion of its operating expenses. The Board reviewed the contractual rate of the Advisory fee, including voluntary waivers, and concluded that the Advisory fee was in line with the fees charged by other Advisers managing similar funds. The Board also considered the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser's expense structure for some accounts would be different from that of the Short-Term Securities Fund. The Board also noted that the Short-Term Securities Fund's Rule 12b-1 fees of 0.10%, which would be reduced to 0.05% during the next calendar year, were at an acceptable level. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the Advisory fee was fair and reasonable.

      PIA MODERATE DURATION BOND FUND. It was noted that the Adviser had voluntarily agreed to maintain an annual expense ratio of 0.50% which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience. The Trustees noted that the Fund's total expense ratio was below its peer group median after considering expense waivers. The Board also noted that, in order to keep the Fund operating within the current expense limitation, the Adviser had reimbursed the Fund for a portion of its operating expenses. The Board reviewed the contractual rate of the Advisory fee, including voluntary waivers, and concluded that the Advisory fee was in line with the fees charged by other Advisers managing similar funds. The Board also considered the fees charged by the Adviser to its other investment management clients, recognizing that, due to different account characteristics, the Adviser's expense structure for some accounts would be different from that of the Fund. It was also noted that the Fund's Rule 12b-1 fees of 0.10% were at an acceptable level. After taking into account this information and considering all waivers and reimbursements, the Board concluded that the Advisory fee was fair and reasonable.

4. ECONOMIES OF SCALE. The Board also considered the economies of scale being experienced by the Funds and concluded that all effective economies of scale for the Funds at each Fund's current asset levels were being shared by the Adviser in the form of controlled operating expenses. The Board also noted that, although the Funds did not have Advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints at this time.

5. THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board reviewed the Adviser's financial information and took into account both the direct and indirect benefits to the Adviser from advising the Funds. The Board considered that the Adviser benefits from positive reputational value in advising the Funds. The Board noted that the Adviser had subsidized and was continuing to subsidize a portion of each Fund's operating expenses. The Board also considered the Adviser's estimate of the asset level at which each Fund and the Funds collectively would reach break-even levels by covering allocated overhead costs. After its review, the Board determined that there was currently limited profitability to the Adviser from the Advisory Agreement and therefore profitability could not be considered excessive. The Board also considered the financial soundness of the Adviser from the perspective of evaluating the Adviser's ability to continue to subsidize each Fund until it reached a point where it could generate a positive return to the Adviser. The Board concluded that the Adviser has adequate resources to adequately support the Funds.

      No single factor was determinative of the Board's decision to approve the continuance of the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the Advisory arrangement with the Adviser, including Advisory fees, was fair and reasonable to the Funds, and that each Fund's shareholders were receiving reasonable value in return for the Advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreement was in the best interests of the Funds and their shareholders.

                      This page intentionally left blank.

                                     ADVISER
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                               Milwaukee, WI 53212

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULES OF INVESTMENTS.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(A) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant)  Advisors Series Trust
                    ---------------------

      By (Signature and Title)* /s/ Eric M. Banhazl
                                ------------------------------------
                                Eric M. Banhazl, President

      Date 7/31/07


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Eric M. Banhazl
                                ------------------------------------
                                Eric M. Banhazl, President

      Date 7/31/07

      By (Signature and Title)* /s/ Douglas G. Hess
                                ------------------------------------
                                Douglas G. Hess, Treasurer

      Date 8/2/07

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.